DEUTSCHE ASSET MANAGEMENT

                         Mutual Fund
                            Semi-Annual Report
                                April 30, 2001

                                Class A Shares

Managed Municipal Fund

                                        (LOGO)
                               A Member of the
                           DEUTSCHE BANK GROUP
                             [GRAPHIC OMITTED]

Managed Municipal Fund
--------------------------------------------------------------------------------
Table of Contents

              LETTER TO SHAREHOLDERS .......................................  3
              PORTFOLIO DIVERSIFICATION BY STATE ...........................  7
              PERFORMANCE ..................................................  8

              MANAGED MUNICIPAL FUND
                 Schedule of Investments ................................... 10
                 Statement of Assets and Liabilities ....................... 13
                 Statement of Operations ................................... 14
                 Statements of Changes in Net Assets ....................... 15
                 Financial Highlights ...................................... 16
                 Notes to Financial Statements ............................. 17



                   -------------------------------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                   -------------------------------------------

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to report on the progress of your Fund for the period ended April 30, 2001. For the past 12 months, the Fund has recorded a total return of 9.73%. Since its inception on October 23, 1990, the Fund has produced a cumulative total return of 93.10%, which translates into an average annual total return of 6.46%.1 These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.

PORTFOLIO MANAGEMENT
The Fund's bond portfolio has an average maturity of 9.4 years. The emphasis on longer maturities is based on these factors: 1) ISI expects interest rates to decline resulting in capital gains for the portfolio's long maturities (please see the Economic Outlook that follows this letter), 2) ISI believes the ten-year sector of the municipal market has good relative value and 3) ISI expects the Federal Reserve will continue lowering its Benchmark short term rate so that yields on tax-free money funds are likely to dip into the 2% range, driving investors into longer maturity, higher yielding, municipal bond funds.

The ten-year sector has good relative value when compared with short maturities. For example, the yield gain experienced when selling two-year municipals while buying ten-year issues has moved from a 38 basis points pickup to a 111 basis points pickup over the last six months. Please see the graph in the next column.


HISTORICAL YIELD SPREAD--
10 YEAR VS 2 YEAR AAA MUNICIPALS

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Basis Points
10/27/00        38
11/3/00         38
11/10/00        38
11/17/00        38
11/24/00        38
12/1/00         38
12/8/00         36
12/15/00        34
12/22/00        36
12/29/00        36
1/5/01          41
1/12/01         64
1/19/01         71
1/26/01         74
2/2/01          78
2/9/01          81
2/16/01         84
2/23/01         85
3/2/01          85
3/9/01          85
3/16/01         89
3/23/01         91
3/30/01         91
4/6/01          95
4/13/01         97
4/20/01         98
4/27/01        106
5/4/01         111

Source: Bloomberg

Also helping to move interest rates lower ISI expects the Federal Reserve to drop its Federal Funds Benchmark rate by another 75 basis points, ie, from today's 4.50% to 3.75% within the next three months. A sharp drop like that in a short period of time could precipitate a flight from money market funds to longer term mutual funds as it did in 1991 to 1993. Also similar to that period, the size of investments in money market funds and CDs has significantly jumped as the Federal Reserve Board has raised interest rates. See the pair of charts on the next page.

--------------------------------------------------------------------------------
1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR CLASS A SHARES, AS OF APRIL 30,
  2001, INCLUDING THE 4.50% MAXIMUM SALES CHARGE WERE: ONE-YEAR 4.79%, FIVE-YEARS 4.61% AND TEN-YEARS 5.62%. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MONEY MARKET FUNDS AND SMALL CDS 1

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Billions of $ invested

   7-Jan-85          $1,057.60
  14-Jan-85          $1,059.70
  21-Jan-85          $1,059.60
  28-Jan-85          $1,059.50
   4-Feb-85          $1,058.20
  11-Feb-85          $1,057.70
  18-Feb-85          $1,058.50
  25-Feb-85          $1,058.20
   4-Mar-85          $1,057.70
  11-Mar-85          $1,057.60
  18-Mar-85          $1,058.10
  25-Mar-85          $1,059.50
   1-Apr-85          $1,061.00
   8-Apr-85          $1,060.00
  15-Apr-85          $1,058.90
  22-Apr-85          $1,060.80
  29-Apr-85          $1,061.10
   6-May-85          $1,061.80
  13-May-85          $1,062.20
  20-May-85          $1,062.80
  27-May-85          $1,063.00
   3-Jun-85          $1,063.90
  10-Jun-85          $1,065.10
  17-Jun-85          $1,065.90
  24-Jun-85          $1,067.70
   1-Jul-85          $1,068.10
   8-Jul-85          $1,066.30
  15-Jul-85          $1,065.50
  22-Jul-85          $1,063.30
  29-Jul-85          $1,061.90
   5-Aug-85          $1,060.70
  12-Aug-85          $1,060.70
  19-Aug-85          $1,060.20
  26-Aug-85          $1,059.40
   2-Sep-85          $1,059.00
   9-Sep-85          $1,058.30
  16-Sep-85          $1,058.00
  23-Sep-85          $1,057.60
  30-Sep-85          $1,058.90
   7-Oct-85          $1,058.80
  14-Oct-85          $1,058.10
  21-Oct-85          $1,057.40
  28-Oct-85          $1,056.80
   4-Nov-85          $1,056.00
  11-Nov-85          $1,056.10
  18-Nov-85          $1,056.10
  25-Nov-85          $1,057.20
   2-Dec-85          $1,058.30
   9-Dec-85          $1,059.80
  16-Dec-85          $1,060.30
  23-Dec-85          $1,061.30
  30-Dec-85          $1,062.00
   6-Jan-86          $1,064.10
  13-Jan-86          $1,065.80
  20-Jan-86          $1,067.40
  27-Jan-86          $1,069.70
   3-Feb-86          $1,070.10
  10-Feb-86          $1,070.70
  17-Feb-86          $1,071.70
  24-Feb-86          $1,071.90
   3-Mar-86          $1,073.40
  10-Mar-86          $1,075.70
  17-Mar-86          $1,078.20
  24-Mar-86          $1,079.90
  31-Mar-86          $1,083.80
   7-Apr-86          $1,083.30
  14-Apr-86          $1,084.80
  21-Apr-86          $1,086.00
  28-Apr-86          $1,086.80
   5-May-86          $1,086.50
  12-May-86          $1,087.20
  19-May-86          $1,086.60
  26-May-86          $1,086.30
   2-Jun-86          $1,084.90
   9-Jun-86          $1,084.50
  16-Jun-86          $1,085.00
  23-Jun-86          $1,085.70
  30-Jun-86          $1,085.30
   7-Jul-86          $1,085.60
  14-Jul-86          $1,085.30
  21-Jul-86          $1,085.30
  28-Jul-86          $1,085.20
   4-Aug-86          $1,084.60
  11-Aug-86          $1,084.90
  18-Aug-86          $1,082.40
  25-Aug-86          $1,081.30
   1-Sep-86          $1,080.20
   8-Sep-86          $1,080.20
  15-Sep-86          $1,079.90
  22-Sep-86          $1,081.50
  29-Sep-86          $1,082.70
   6-Oct-86          $1,081.50
  13-Oct-86          $1,079.70
  20-Oct-86          $1,077.20
  27-Oct-86          $1,075.70
   3-Nov-86          $1,073.40
  10-Nov-86          $1,070.10
  17-Nov-86          $1,069.20
  24-Nov-86          $1,068.70
   1-Dec-86          $1,067.10
   8-Dec-86          $1,066.10
  15-Dec-86          $1,066.40
  22-Dec-86          $1,067.50
  29-Dec-86          $1,067.30
   5-Jan-87          $1,069.40
  12-Jan-87          $1,068.30
  19-Jan-87          $1,065.20
  26-Jan-87          $1,064.60
   2-Feb-87          $1,062.60
   9-Feb-87          $1,062.70
  16-Feb-87          $1,063.30
  23-Feb-87          $1,061.60
   2-Mar-87          $1,061.10
   9-Mar-87          $1,061.00
  16-Mar-87          $1,060.30
  23-Mar-87          $1,058.90
  30-Mar-87          $1,058.70
   6-Apr-87          $1,057.50
  13-Apr-87          $1,057.50
  20-Apr-87          $1,058.30
  27-Apr-87          $1,058.70
   4-May-87          $1,059.20
  11-May-87          $1,057.70
  18-May-87          $1,058.00
  25-May-87          $1,059.50
   1-Jun-87          $1,061.50
   8-Jun-87          $1,065.40
  15-Jun-87          $1,065.50
  22-Jun-87          $1,066.00
  29-Jun-87          $1,067.80
   6-Jul-87          $1,071.30
  13-Jul-87          $1,073.10
  20-Jul-87          $1,074.00
  27-Jul-87          $1,077.00
   3-Aug-87          $1,079.20
  10-Aug-87          $1,082.80
  17-Aug-87          $1,084.60
  24-Aug-87          $1,086.50
  31-Aug-87          $1,088.00
   7-Sep-87          $1,092.10
  14-Sep-87          $1,095.20
  21-Sep-87          $1,097.20
  28-Sep-87          $1,098.30
   5-Oct-87          $1,101.50
  12-Oct-87          $1,105.00
  19-Oct-87          $1,108.40
  26-Oct-87          $1,117.00
   2-Nov-87          $1,120.70
   9-Nov-87          $1,125.60
  16-Nov-87          $1,129.60
  23-Nov-87          $1,132.30
  30-Nov-87          $1,133.90
   7-Dec-87          $1,138.50
  14-Dec-87          $1,142.30
  21-Dec-87          $1,146.00
  28-Dec-87          $1,147.20
   4-Jan-88          $1,149.00
  11-Jan-88          $1,153.70
  18-Jan-88          $1,159.60
  25-Jan-88          $1,164.20
   1-Feb-88          $1,170.30
   8-Feb-88          $1,174.80
  15-Feb-88          $1,179.20
  22-Feb-88          $1,182.10
  29-Feb-88          $1,185.40
   7-Mar-88          $1,188.80
  14-Mar-88          $1,190.80
  21-Mar-88          $1,194.40
  28-Mar-88          $1,196.30
   4-Apr-88          $1,198.30
  11-Apr-88          $1,201.80
  18-Apr-88          $1,202.50
  25-Apr-88          $1,205.40
   2-May-88          $1,206.20
   9-May-88          $1,207.80
  16-May-88          $1,209.80
  23-May-88          $1,211.60
  30-May-88          $1,212.30
   6-Jun-88          $1,211.40
  13-Jun-88          $1,211.00
  20-Jun-88          $1,212.00
  27-Jun-88          $1,214.80
   4-Jul-88          $1,215.80
  11-Jul-88          $1,218.10
  18-Jul-88          $1,220.30
  25-Jul-88          $1,221.60
   1-Aug-88          $1,223.30
   8-Aug-88          $1,224.70
  15-Aug-88          $1,226.90
  22-Aug-88          $1,230.80
  29-Aug-88          $1,232.60
   5-Sep-88          $1,235.20
  12-Sep-88          $1,238.10
  19-Sep-88          $1,241.80
  26-Sep-88          $1,244.60
   3-Oct-88          $1,248.70
  10-Oct-88          $1,252.10
  17-Oct-88          $1,254.90
  24-Oct-88          $1,257.50
  31-Oct-88          $1,259.60
   7-Nov-88          $1,264.30
  14-Nov-88          $1,267.50
  21-Nov-88          $1,272.10
  28-Nov-88          $1,274.60
   5-Dec-88          $1,276.00
  12-Dec-88          $1,279.00
  19-Dec-88          $1,282.00
  26-Dec-88          $1,283.70
   2-Jan-89          $1,288.00
   9-Jan-89          $1,290.90
  16-Jan-89          $1,294.90
  23-Jan-89          $1,298.00
  30-Jan-89          $1,301.50
   6-Feb-89          $1,304.30
  13-Feb-89          $1,307.50
  20-Feb-89          $1,312.30
  27-Feb-89          $1,315.10
   6-Mar-89          $1,321.00
  13-Mar-89          $1,324.80
  20-Mar-89          $1,329.30
  27-Mar-89          $1,334.10
   3-Apr-89          $1,339.50
  10-Apr-89          $1,345.50
  17-Apr-89          $1,351.60
  24-Apr-89          $1,356.20
   1-May-89          $1,361.20
   8-May-89          $1,367.90
  15-May-89          $1,373.80
  22-May-89          $1,380.60
  29-May-89          $1,383.70
   5-Jun-89          $1,388.30
  12-Jun-89          $1,394.00
  19-Jun-89          $1,399.40
  26-Jun-89          $1,403.70
   3-Jul-89          $1,408.10
  10-Jul-89          $1,413.10
  17-Jul-89          $1,417.10
  24-Jul-89          $1,419.70
  31-Jul-89          $1,422.80
   7-Aug-89          $1,428.50
  14-Aug-89          $1,431.20
  21-Aug-89          $1,434.70
  28-Aug-89          $1,437.50
   4-Sep-89          $1,439.50
  11-Sep-89          $1,441.90
  18-Sep-89          $1,445.20
  25-Sep-89          $1,448.20
   2-Oct-89          $1,451.00
   9-Oct-89          $1,452.90
  16-Oct-89          $1,453.60
  23-Oct-89          $1,457.50
  30-Oct-89          $1,459.20
   6-Nov-89          $1,461.80
  13-Nov-89          $1,464.00
  20-Nov-89          $1,464.60
  27-Nov-89          $1,466.10
   4-Dec-89          $1,468.70
  11-Dec-89          $1,470.50
  18-Dec-89          $1,472.20
  25-Dec-89          $1,473.60
   1-Jan-90          $1,475.10
   8-Jan-90          $1,477.50
  15-Jan-90          $1,475.40
  22-Jan-90          $1,475.90
  29-Jan-90          $1,477.80
   5-Feb-90          $1,481.10
  12-Feb-90          $1,481.80
  19-Feb-90          $1,482.50
  26-Feb-90          $1,484.20
   5-Mar-90          $1,483.50
  12-Mar-90          $1,485.10
  19-Mar-90          $1,486.30
  26-Mar-90          $1,487.20
   2-Apr-90          $1,488.50
   9-Apr-90          $1,489.30
  16-Apr-90          $1,489.20
  23-Apr-90          $1,490.10
  30-Apr-90          $1,492.00
   7-May-90          $1,490.70
  14-May-90          $1,490.20
  21-May-90          $1,487.40
  28-May-90          $1,488.10
   4-Jun-90          $1,490.80
  11-Jun-90          $1,491.70
  18-Jun-90          $1,497.40
  25-Jun-90          $1,496.90
   2-Jul-90          $1,499.60
   9-Jul-90          $1,498.80
  16-Jul-90          $1,500.90
  23-Jul-90          $1,501.70
  30-Jul-90          $1,505.00
   6-Aug-90          $1,506.50
  13-Aug-90          $1,510.10
  20-Aug-90          $1,509.80
  27-Aug-90          $1,513.20
   3-Sep-90          $1,514.90
  10-Sep-90          $1,516.00
  17-Sep-90          $1,516.70
  24-Sep-90          $1,517.60
   1-Oct-90          $1,520.10
   8-Oct-90          $1,522.20
  15-Oct-90          $1,521.40
  22-Oct-90          $1,522.00
  29-Oct-90          $1,522.10
   5-Nov-90          $1,521.70
  12-Nov-90          $1,522.40
  19-Nov-90          $1,522.90
  26-Nov-90          $1,524.70
   3-Dec-90          $1,526.70
  10-Dec-90          $1,528.00
  17-Dec-90          $1,528.90
  24-Dec-90          $1,531.60
  31-Dec-90          $1,534.20
   7-Jan-91          $1,534.50
  14-Jan-91          $1,538.30
  21-Jan-91          $1,540.80
  28-Jan-91          $1,541.60
   4-Feb-91          $1,542.00
  11-Feb-91          $1,542.90
  18-Feb-91          $1,542.60
  25-Feb-91          $1,544.80
   4-Mar-91          $1,544.90
  11-Mar-91          $1,543.50
  18-Mar-91          $1,544.20
  25-Mar-91          $1,543.70
   1-Apr-91          $1,542.40
   8-Apr-91          $1,541.90
  15-Apr-91          $1,539.00
  22-Apr-91          $1,537.30
  29-Apr-91          $1,534.10
   6-May-91          $1,532.80
  13-May-91          $1,531.10
  20-May-91          $1,529.10
  27-May-91          $1,527.00
   3-Jun-91          $1,524.30
  10-Jun-91          $1,520.80
  17-Jun-91          $1,519.50
  24-Jun-91          $1,516.10
   1-Jul-91          $1,515.50
   8-Jul-91          $1,511.60
  15-Jul-91          $1,508.20
  22-Jul-91          $1,505.80
  29-Jul-91          $1,502.20
   5-Aug-91          $1,497.60
  12-Aug-91          $1,496.20
  19-Aug-91          $1,493.20
  26-Aug-91          $1,492.30
   2-Sep-91          $1,489.10
   9-Sep-91          $1,487.00
  16-Sep-91          $1,485.00
  23-Sep-91          $1,481.70
  30-Sep-91          $1,477.00
   7-Oct-91          $1,474.00
  14-Oct-91          $1,470.60
  21-Oct-91          $1,467.90
  28-Oct-91          $1,463.50
   4-Nov-91          $1,458.00
  11-Nov-91          $1,456.80
  18-Nov-91          $1,453.00
  25-Nov-91          $1,450.30
   2-Dec-91          $1,445.00
   9-Dec-91          $1,442.40
  16-Dec-91          $1,442.00
  23-Dec-91          $1,433.70
  30-Dec-91          $1,428.50
   6-Jan-92          $1,418.80
  13-Jan-92          $1,414.90
  20-Jan-92          $1,410.70
  27-Jan-92          $1,408.50
   3-Feb-92          $1,403.80
  10-Feb-92          $1,398.20
  17-Feb-92          $1,394.80
  24-Feb-92          $1,390.00
   2-Mar-92          $1,385.20
   9-Mar-92          $1,377.60
  16-Mar-92          $1,371.70
  23-Mar-92          $1,366.10
  30-Mar-92          $1,360.90
   6-Apr-92          $1,355.60
  13-Apr-92          $1,350.50
  20-Apr-92          $1,345.20
  27-Apr-92          $1,341.30
   4-May-92          $1,337.80
  11-May-92          $1,331.50
  18-May-92          $1,327.60
  25-May-92          $1,323.20
   1-Jun-92          $1,320.60
   8-Jun-92          $1,317.70
  15-Jun-92          $1,313.50
  22-Jun-92          $1,310.30
  29-Jun-92          $1,307.50
   6-Jul-92          $1,302.00
  13-Jul-92          $1,300.50
  20-Jul-92          $1,294.50
  27-Jul-92          $1,291.70
   3-Aug-92          $1,287.60
  10-Aug-92          $1,282.90
  17-Aug-92          $1,280.70
  24-Aug-92          $1,277.80
  31-Aug-92          $1,275.50
   7-Sep-92          $1,271.40
  14-Sep-92          $1,267.00
  21-Sep-92          $1,261.80
  28-Sep-92          $1,259.30
   5-Oct-92          $1,254.10
  12-Oct-92          $1,255.00
  19-Oct-92          $1,253.10
  26-Oct-92          $1,249.20
   2-Nov-92          $1,246.50
   9-Nov-92          $1,240.30
  16-Nov-92          $1,235.10
  23-Nov-92          $1,230.60
  30-Nov-92          $1,229.60
   7-Dec-92          $1,226.50
  14-Dec-92          $1,220.50
  21-Dec-92          $1,218.90
  28-Dec-92          $1,215.70
   4-Jan-93          $1,214.50
  11-Jan-93          $1,212.30
  18-Jan-93          $1,208.00
  25-Jan-93          $1,206.50
   1-Feb-93          $1,202.60
   8-Feb-93          $1,201.30
  15-Feb-93          $1,199.60
  22-Feb-93          $1,199.30
   1-Mar-93          $1,197.90
   8-Mar-93          $1,197.40
  15-Mar-93          $1,194.60
  22-Mar-93          $1,192.00
  29-Mar-93          $1,190.60
   5-Apr-93          $1,185.90
  12-Apr-93          $1,183.80
  19-Apr-93          $1,182.00
  26-Apr-93          $1,181.70
   3-May-93          $1,181.60
  10-May-93          $1,179.60
  17-May-93          $1,178.20
  24-May-93          $1,178.60
  31-May-93          $1,177.30
   7-Jun-93          $1,175.10
  14-Jun-93          $1,172.10
  21-Jun-93          $1,169.10
  28-Jun-93          $1,165.50
   5-Jul-93          $1,161.40
  12-Jul-93          $1,161.60
  19-Jul-93          $1,159.80
  26-Jul-93          $1,158.40
   2-Aug-93          $1,156.80
   9-Aug-93          $1,153.70
  16-Aug-93          $1,151.10
  23-Aug-93          $1,150.30
  30-Aug-93          $1,147.40
   6-Sep-93          $1,146.00
  13-Sep-93          $1,146.40
  20-Sep-93          $1,144.90
  27-Sep-93          $1,146.20
   4-Oct-93          $1,144.40
  11-Oct-93          $1,142.10
  18-Oct-93          $1,139.10
  25-Oct-93          $1,138.30
   1-Nov-93          $1,138.10
   8-Nov-93          $1,137.50
  15-Nov-93          $1,137.50
  22-Nov-93          $1,139.90
  29-Nov-93          $1,137.80
   6-Dec-93          $1,137.30
  13-Dec-93          $1,136.30
  20-Dec-93          $1,135.10
  27-Dec-93          $1,133.80
   3-Jan-94          $1,134.30
  10-Jan-94          $1,133.70
  17-Jan-94          $1,129.70
  24-Jan-94          $1,129.20
  31-Jan-94          $1,125.40
   7-Feb-94          $1,125.50
  14-Feb-94          $1,124.30
  21-Feb-94          $1,122.60
  28-Feb-94          $1,121.90
   7-Mar-94          $1,123.90
  14-Mar-94          $1,124.70
  21-Mar-94          $1,126.00
  28-Mar-94          $1,125.90
   4-Apr-94          $1,126.80
  11-Apr-94          $1,131.90
  18-Apr-94          $1,133.70
  25-Apr-94          $1,137.50
   2-May-94          $1,138.30
   9-May-94          $1,140.50
  16-May-94          $1,141.30
  23-May-94          $1,142.30
  30-May-94          $1,139.20
   6-Jun-94          $1,138.10
  13-Jun-94          $1,136.50
  20-Jun-94          $1,135.30
  27-Jun-94          $1,136.80
   4-Jul-94          $1,139.50
  11-Jul-94          $1,142.20
  18-Jul-94          $1,144.30
  25-Jul-94          $1,144.70
   1-Aug-94          $1,146.20
   8-Aug-94          $1,148.20
  15-Aug-94          $1,148.90
  22-Aug-94          $1,150.10
  29-Aug-94          $1,148.00
   5-Sep-94          $1,149.30
  12-Sep-94          $1,152.70
  19-Sep-94          $1,156.70
  26-Sep-94          $1,159.30
   3-Oct-94          $1,161.70
  10-Oct-94          $1,164.90
  17-Oct-94          $1,167.80
  24-Oct-94          $1,169.80
  31-Oct-94          $1,173.50
   7-Nov-94          $1,177.30
  14-Nov-94          $1,181.30
  21-Nov-94          $1,184.70
  28-Nov-94          $1,187.20
   5-Dec-94          $1,192.10
  12-Dec-94          $1,195.80
  19-Dec-94          $1,199.20
  26-Dec-94          $1,201.80
   2-Jan-95          $1,206.00
   9-Jan-95          $1,209.40
  16-Jan-95          $1,215.70
  23-Jan-95          $1,222.20
  30-Jan-95          $1,226.50
   6-Feb-95          $1,230.80
  13-Feb-95          $1,234.20
  20-Feb-95          $1,237.80
  27-Feb-95          $1,243.60
   6-Mar-95          $1,247.00
  13-Mar-95          $1,255.20
  20-Mar-95          $1,258.70
  27-Mar-95          $1,264.00
   3-Apr-95          $1,267.10
  10-Apr-95          $1,271.20
  17-Apr-95          $1,276.30
  24-Apr-95          $1,282.50
   1-May-95          $1,286.60
   8-May-95          $1,293.70
  15-May-95          $1,296.10
  22-May-95          $1,304.30
  29-May-95          $1,306.90
   5-Jun-95          $1,311.40
  12-Jun-95          $1,316.40
  19-Jun-95          $1,320.90
  26-Jun-95          $1,323.30
   3-Jul-95          $1,329.20
  10-Jul-95          $1,332.20
  17-Jul-95          $1,337.20
  24-Jul-95          $1,342.10
  31-Jul-95          $1,344.60
   7-Aug-95          $1,348.70
  14-Aug-95          $1,350.10
  21-Aug-95          $1,352.60
  28-Aug-95          $1,355.30
   4-Sep-95          $1,359.00
  11-Sep-95          $1,358.40
  18-Sep-95          $1,361.00
  25-Sep-95          $1,361.80
   2-Oct-95          $1,364.20
   9-Oct-95          $1,366.00
  16-Oct-95          $1,366.80
  23-Oct-95          $1,367.80
  30-Oct-95          $1,369.60
   6-Nov-95          $1,372.10
  13-Nov-95          $1,374.50
  20-Nov-95          $1,375.30
  27-Nov-95          $1,378.80
   4-Dec-95          $1,379.60
  11-Dec-95          $1,378.10
  18-Dec-95          $1,382.30
  25-Dec-95          $1,382.00
   1-Jan-96          $1,383.00
   8-Jan-96          $1,384.20
  15-Jan-96          $1,388.80
  22-Jan-96          $1,387.20
  29-Jan-96          $1,387.30
   5-Feb-96          $1,387.70
  12-Feb-96          $1,389.70
  19-Feb-96          $1,392.80
  26-Feb-96          $1,399.20
   4-Mar-96          $1,400.20
  11-Mar-96          $1,400.00
  18-Mar-96          $1,403.80
  25-Mar-96          $1,403.60
   1-Apr-96          $1,403.40
   8-Apr-96          $1,404.10
  15-Apr-96          $1,406.20
  22-Apr-96          $1,403.80
  29-Apr-96          $1,403.00
   6-May-96          $1,406.90
  13-May-96          $1,412.20
  20-May-96          $1,408.40
  27-May-96          $1,406.50
   3-Jun-96          $1,411.80
  10-Jun-96          $1,411.30
  17-Jun-96          $1,416.40
  24-Jun-96          $1,416.80
   1-Jul-96          $1,417.50
   8-Jul-96          $1,419.50
  15-Jul-96          $1,421.40
  22-Jul-96          $1,426.40
  29-Jul-96          $1,427.40
   5-Aug-96          $1,428.00
  12-Aug-96          $1,428.00
  19-Aug-96          $1,430.10
  26-Aug-96          $1,431.90
   2-Sep-96          $1,432.60
   9-Sep-96          $1,434.90
  16-Sep-96          $1,436.40
  23-Sep-96          $1,437.60
  30-Sep-96          $1,439.90
   7-Oct-96          $1,442.00
  14-Oct-96          $1,444.70
  21-Oct-96          $1,445.90
  28-Oct-96          $1,450.30
   4-Nov-96          $1,451.30
  11-Nov-96          $1,453.30
  18-Nov-96          $1,453.10
  25-Nov-96          $1,454.00
   2-Dec-96          $1,453.70
   9-Dec-96          $1,459.90
  16-Dec-96          $1,461.90
  23-Dec-96          $1,464.90
  30-Dec-96          $1,465.40
   6-Jan-97          $1,465.20
  13-Jan-97          $1,467.90
  20-Jan-97          $1,465.90
  27-Jan-97          $1,467.70
   3-Feb-97          $1,471.80
  10-Feb-97          $1,472.10
  17-Feb-97          $1,475.10
  24-Feb-97          $1,471.60
   3-Mar-97          $1,476.70
  10-Mar-97          $1,478.60
  17-Mar-97          $1,479.80
  24-Mar-97          $1,481.50
  31-Mar-97          $1,485.70
   7-Apr-97          $1,489.60
  14-Apr-97          $1,491.50
  21-Apr-97          $1,494.10
  28-Apr-97          $1,495.00
   5-May-97          $1,493.70
  12-May-97          $1,495.20
  19-May-97          $1,498.90
  26-May-97          $1,501.90
   2-Jun-97          $1,501.70
   9-Jun-97          $1,505.40
  16-Jun-97          $1,505.40
  23-Jun-97          $1,507.40
  30-Jun-97          $1,511.30
   7-Jul-97          $1,516.80
  14-Jul-97          $1,517.10
  21-Jul-97          $1,518.00
  28-Jul-97          $1,519.80
   4-Aug-97          $1,523.90
  11-Aug-97          $1,528.30
  18-Aug-97          $1,533.10
  25-Aug-97          $1,534.40
   1-Sep-97          $1,539.50
   8-Sep-97          $1,539.20
  15-Sep-97          $1,541.20
  22-Sep-97          $1,540.80
  29-Sep-97          $1,543.10
   6-Oct-97          $1,543.70
  13-Oct-97          $1,545.30
  20-Oct-97          $1,547.30
  27-Oct-97          $1,549.20
   3-Nov-97          $1,551.30
  10-Nov-97          $1,553.10
  17-Nov-97          $1,556.00
  24-Nov-97          $1,560.10
   1-Dec-97          $1,558.10
   8-Dec-97          $1,560.30
  15-Dec-97          $1,558.10
  22-Dec-97          $1,557.80
  29-Dec-97          $1,561.10
   5-Jan-98          $1,562.80
  12-Jan-98          $1,569.50
  19-Jan-98          $1,568.00
  26-Jan-98          $1,571.00
   2-Feb-98          $1,571.70
   9-Feb-98          $1,575.00
  16-Feb-98          $1,579.00
  23-Feb-98          $1,582.90
   2-Mar-98          $1,583.10
   9-Mar-98          $1,587.60
  16-Mar-98          $1,587.60
  23-Mar-98          $1,588.10
  30-Mar-98          $1,589.00
   6-Apr-98          $1,591.00
  13-Apr-98          $1,595.10
  20-Apr-98          $1,593.30
  27-Apr-98          $1,596.20
   4-May-98          $1,599.40
  11-May-98          $1,602.60
  18-May-98          $1,604.30
  25-May-98          $1,608.60
   1-Jun-98          $1,611.70
   8-Jun-98          $1,615.60
  15-Jun-98          $1,614.80
  22-Jun-98          $1,618.10
  29-Jun-98          $1,619.30
   6-Jul-98          $1,619.20
  13-Jul-98          $1,620.50
  20-Jul-98          $1,617.60
  27-Jul-98          $1,622.40
   3-Aug-98          $1,622.70
  10-Aug-98          $1,626.50
  17-Aug-98          $1,629.60
  24-Aug-98          $1,633.90
  31-Aug-98          $1,639.50
   7-Sep-98          $1,647.10
  14-Sep-98          $1,650.70
  21-Sep-98          $1,654.10
  28-Sep-98          $1,654.40
   5-Oct-98          $1,655.90
  12-Oct-98          $1,662.20
  19-Oct-98          $1,668.70
  26-Oct-98          $1,675.90
   2-Nov-98          $1,677.30
   9-Nov-98          $1,679.00
  16-Nov-98          $1,679.00
  23-Nov-98          $1,679.30
  30-Nov-98          $1,678.30
   7-Dec-98          $1,681.90
  14-Dec-98          $1,683.30
  21-Dec-98          $1,686.70
  28-Dec-98          $1,688.70
   4-Jan-99          $1,689.90
  11-Jan-99          $1,685.40
  18-Jan-99          $1,689.60
  25-Jan-99          $1,691.80
   1-Feb-99          $1,691.40
   8-Feb-99          $1,697.40
  15-Feb-99          $1,698.10
  22-Feb-99          $1,699.30
   1-Mar-99          $1,697.70
   8-Mar-99          $1,698.50
  15-Mar-99          $1,692.90
  22-Mar-99          $1,694.00
  29-Mar-99          $1,699.50
   5-Apr-99          $1,699.30
  12-Apr-99          $1,697.60
  19-Apr-99          $1,701.40
  26-Apr-99          $1,705.00
   3-May-99          $1,705.50
  10-May-99          $1,704.90
  17-May-99          $1,705.70
  24-May-99          $1,707.60
  31-May-99          $1,711.80
   7-Jun-99          $1,708.30
  14-Jun-99          $1,711.70
  21-Jun-99          $1,712.70
  28-Jun-99          $1,713.90
   5-Jul-99          $1,712.00
  12-Jul-99          $1,718.50
  19-Jul-99          $1,719.30
  26-Jul-99          $1,721.40
   2-Aug-99          $1,719.70
   9-Aug-99          $1,725.00
  16-Aug-99          $1,727.00
  23-Aug-99          $1,727.20
  30-Aug-99          $1,727.30
   6-Sep-99          $1,732.20
  13-Sep-99          $1,732.60
  20-Sep-99          $1,736.70
  27-Sep-99          $1,743.10
   4-Oct-99          $1,745.30
  11-Oct-99          $1,747.70
  18-Oct-99          $1,751.00
  25-Oct-99          $1,750.80
   1-Nov-99          $1,755.50
   8-Nov-99          $1,762.20
  15-Nov-99          $1,764.10
  22-Nov-99          $1,770.00
  29-Nov-99          $1,773.30
   6-Dec-99          $1,778.70
  13-Dec-99          $1,780.30
  20-Dec-99          $1,786.90
  27-Dec-99          $1,788.50
   3-Jan-00          $1,800.70
  10-Jan-00          $1,808.40
  17-Jan-00          $1,805.40
  24-Jan-00          $1,810.60
  31-Jan-00          $1,817.60
   7-Feb-00          $1,819.90
  14-Feb-00          $1,818.70
  21-Feb-00          $1,822.90
  28-Feb-00          $1,825.10
   6-Mar-00          $1,825.70
  13-Mar-00          $1,834.20
  20-Mar-00          $1,844.70
  27-Mar-00          $1,845.80
   3-Apr-00          $1,857.20
  10-Apr-00          $1,863.70
  17-Apr-00          $1,867.70
  24-Apr-00          $1,870.40
   1-May-00          $1,869.60
   8-May-00          $1,871.60
  15-May-00          $1,877.30
  22-May-00          $1,881.00
  29-May-00          $1,884.60
   5-Jun-00          $1,888.90
  12-Jun-00          $1,893.30
  19-Jun-00          $1,897.10
  26-Jun-00          $1,897.30
   3-Jul-00          $1,900.40
  10-Jul-00          $1,892.90
  17-Jul-00          $1,898.00
  24-Jul-00          $1,903.20
  31-Jul-00          $1,908.60
   7-Aug-00          $1,913.60
  14-Aug-00          $1,911.80
  21-Aug-00          $1,918.40
  28-Aug-00          $1,920.30
   4-Sep-00          $1,923.50
  11-Sep-00          $1,925.90
  18-Sep-00          $1,932.80
  25-Sep-00          $1,932.20
   2-Oct-00          $1,940.70
   9-Oct-00          $1,939.90
  16-Oct-00          $1,945.60
  23-Oct-00          $1,947.70
  30-Oct-00          $1,948.20
   6-Nov-00          $1,948.30
  13-Nov-00          $1,957.10
  20-Nov-00          $1,956.80
  27-Nov-00          $1,965.00
   4-Dec-00          $1,971.30
  11-Dec-00          $1,972.10
  18-Dec-00          $1,980.30
  25-Dec-00          $1,985.50
   1-Jan-01          $1,997.90
   8-Jan-01          $2,001.30
  15-Jan-01          $2,009.30
  22-Jan-01          $2,015.50
  29-Jan-01          $2,005.60
   5-Feb-01          $2,004.00
  12-Feb-01          $2,010.00
  19-Feb-01          $2,009.70
  26-Feb-01          $2,012.40
   5-Mar-01          $2,017.70
  12-Mar-01          $2,021.70
  19-Mar-01          $2,021.80
  26-Mar-01          $2,034.10
   2-Apr-01          $2,035.60
   9-Apr-01          $2,033.70
  16-Apr-01          $2,036.30
  23-Apr-01          $2,036.50
  30-Apr-01          $2,035.50

Source: Data Resources International
1 Small CDs are those CDs worth less than $100,000.


FED FUNDS TARGET RATE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Fed Funds Rate
    1/31/85                  8.25
    2/28/85                  8.50
    3/31/85                  8.50
    4/30/85                  8.25
    5/31/85                  7.75
    6/30/85                  7.75
    7/31/85                  7.69
    8/31/85                  7.88
    9/30/85                  8.00
   10/31/85                  8.00
   11/30/85                  8.00
   12/31/85                  7.75
    1/31/86                  7.75
    2/28/86                  7.75
    3/31/86                  7.25
    4/30/86                  6.75
    5/31/86                  6.81
    6/30/86                  6.88
    7/31/86                  6.38
    8/31/86                  5.88
    9/30/86                  5.88
   10/31/86                  5.88
   11/30/86                  5.88
   12/31/86                  5.88
    1/31/87                  6.00
    2/28/87                  6.00
    3/31/87                  6.00
    4/30/87                  6.50
    5/31/87                  6.75
    6/30/87                  6.75
    7/31/87                  6.63
    8/31/87                  6.63
    9/30/87                  7.29
   10/31/87                  7.32
   11/30/87                  6.81
   12/31/87                  6.81
    1/31/88                  6.63
    2/29/88                  6.50
    3/31/88                  6.75
    4/30/88                  6.75
    5/31/88                  7.25
    6/30/88                  7.50
    7/31/88                  7.69
    8/31/88                  8.13
    9/30/88                  8.13
   10/31/88                  8.13
   11/30/88                  8.38
   12/31/88                  8.69
    1/31/89                  9.00
    2/28/89                  9.31
    3/31/89                  9.75
    4/30/89                  9.75
    5/31/89                  9.75
    6/30/89                  9.56
    7/31/89                  9.31
    8/31/89                  9.00
    9/30/89                  9.00
   10/31/89                  9.00
   11/30/89                  8.50
   12/31/89                  8.25
    1/31/90                  8.25
    2/28/90                  8.25
    3/31/90                  8.25
    4/30/90                  8.25
    5/31/90                  8.25
    6/30/90                  8.25
    7/31/90                  8.00
    8/31/90                  8.00
    9/30/90                  8.00
   10/31/90                  8.00
   11/30/90                  7.50
   12/31/90                  7.00
    1/31/91                  6.75
    2/28/91                  6.25
    3/31/91                  6.00
    4/30/91                  5.75
    5/31/91                  5.75
    6/30/91                  5.75
    7/31/91                  5.75
    8/31/91                  5.50
    9/30/91                  5.28
   10/31/91                  5.00
   11/30/91                  4.75
   12/31/91                  4.00
    1/31/92                  4.00
    2/29/92                  4.00
    3/31/92                  4.00
    4/30/92                  3.75
    5/31/92                  3.75
    6/30/92                  3.75
    7/31/92                  3.25
    8/31/92                  3.25
    9/30/92                  3.00
   10/31/92                  3.00
   11/30/92                  3.00
   12/31/92                  3.00
    1/31/93                  3.00
    2/28/93                  3.00
    3/31/93                  3.00
    4/30/93                  3.00
    5/31/93                  3.00
    6/30/93                  3.00
    7/31/93                  3.00
    8/31/93                  3.00
    9/30/93                  3.00
   10/31/93                  3.00
   11/30/93                  3.00
   12/31/93                  3.00
    1/31/94                  3.00
    2/28/94                  3.25
    3/31/94                  3.50
    4/30/94                  3.75
    5/31/94                  4.25
    6/30/94                  4.25
    7/31/94                  4.25
    8/31/94                  4.75
    9/30/94                  4.75
   10/31/94                  4.75
   11/30/94                  5.50
   12/31/94                  5.50
    1/31/95                  5.50
    2/28/95                  6.00
    3/31/95                  6.00
    4/30/95                  6.00
    5/31/95                  6.00
    6/30/95                  6.00
    7/31/95                  5.75
    8/31/95                  5.75
    9/30/95                  5.75
   10/31/95                  5.75
   11/30/95                  5.75
   12/31/95                  5.50
    1/31/96                  5.25
    2/29/96                  5.25
    3/31/96                  5.25
    4/30/96                  5.25
    5/31/96                  5.25
    6/30/96                  5.25
    7/31/96                  5.25
    8/31/96                  5.25
    9/30/96                  5.25
   10/31/96                  5.25
   11/30/96                  5.25
   12/31/96                  5.25
    1/31/97                  5.25
    2/28/97                  5.25
    3/31/97                  5.50
    4/30/97                  5.50
    5/31/97                  5.50
    6/30/97                  5.50
    7/31/97                  5.50
    8/31/97                  5.50
    9/30/97                  5.50
   10/31/97                  5.50
   11/30/97                  5.50
   12/31/97                  5.50
    1/31/98                  5.50
    2/28/98                  5.50
    3/31/98                  5.50
    4/30/98                  5.50
    5/31/98                  5.50
    6/30/98                  5.50
    7/31/98                  5.50
    8/31/98                  5.50
    9/30/98                  5.25
   10/31/98                  5.00
   11/30/98                  4.75
   12/31/98                  4.75
    1/31/99                  4.75
    2/28/99                  4.75
    3/31/99                  4.75
    4/30/99                  4.75
    5/31/99                  4.75
    6/30/99                  5.00
    7/31/99                  5.00
    8/31/99                  5.25
    9/30/99                  5.25
   10/31/99                  5.25
   11/30/99                  5.50
   12/31/99                  5.50
    1/31/00                  5.50
    2/29/00                  5.75
    3/31/00                  6.00
    4/30/00                  6.00
    5/31/00                  6.50
    6/30/00                  6.50
    7/31/00                  6.50
    8/31/00                  6.50
    9/30/00                  6.50
   10/31/00                  6.50
   11/30/00                  6.50
   12/31/00                  6.50
    1/31/01                  5.50
    2/28/01                  5.50
    3/31/01                  5.00
    4/30/01                  4.50

Source: Bloomberg


For both fundamental economic reasons and reasons particular in today's market, ISI expects longer maturity municipals have the potential to perform well over the next six months.

We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.


Sincerely,

/s/  R. ALAN MEDAUGH

R. Alan Medaugh
President
May 9, 2001

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2001--AS OF APRIL 30, 2001

OVERVIEW
ISI expects the US economy will be in near recession territory for the next six months. So, while we do see a better 2002, we are expecting weakness to continue for three reasons. First, there are still some pretty daunting signs of weakness including household employment plunging by 645,000 over the past three months and initial unemployment claims still averaging 400,000 per week. In addition, our company survey results fell sharply recently to another new low, analysts cut earnings estimates again for S&P 500 companies, and, although the University of Michigan Inflation Expectation Survey's measure of consumer confidence was up in early May, the ABC/Money Magazine Weekly Consumer Confidence Index continued to head straight down. Second, the model we have been using to forecast GDP projects more weakness in the second and third quarters, as central bank tightenings in 1999 and 2000 and the energy shock make their way through all time lags. Other frameworks we see also argue caution, including technology activity weakening in the wake of the NASDAQ's 1 collapse, consumer spending being stretched, and capital spending being extended. Third, international economies are weakening as underscored recently by another decline in the world Leading Economic Indicator Index (LEI), down 0.6% month to month in March and 2.6% year to year (March-March) (it clearly leads G7 2 industrial production by six months). In addition, the LEI for Japan fell to just 25% in March, and German industrial production posted its biggest dive in six years. In the upcoming period, our forecast for the economy and markets will be guided most by our company surveys (particularly for housing and autos), unemployment claims and international economic developments.


KEY ECONOMIC COMPONENTS


ISI COMPANY SURVEYS
Last week, our Company Surveys Index fell from 46.0 to 42.0, its lowest level ever. The Company Survey Index is an average of our weekly surveys of retailers, auto dealers, manufacturing companies, homebuilders, banks and technology companies and is meant to be a measure of current economic strength. The four-week average also declined, falling from 44.3 to 43.9, its weakest reading since December 1995.

The declines in our front-end surveys (auto dealers, homebuilders, and retailers falling sharply) could be just a pause after an unusually strong period for consumer spending. But they could be the first indication that higher energy prices, increased layoffs, and high debt levels are starting to have some impact on consumers' willingness to spend. We view movement in our surveys as a key to upcoming economic activity.

ISI COMPANY SURVEYS OVERALL AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         Weekly Ratings

            1/7/94            57.00
           1/14/94            60.00
           1/21/94            43.50
           1/28/94            48.40
            2/4/94            51.00
           2/11/94            43.80
           2/18/94            53.50
           2/25/94            55.90
            3/4/94            49.20
           3/11/94            51.60
           3/18/94            52.20
           3/25/94            50.90
            4/1/94            52.70
            4/8/94            53.20
           4/15/94            52.10
           4/22/94            53.30
           4/29/94            55.20
            5/6/94            51.50
           5/13/94            51.80
           5/20/94            53.70
           5/27/94            55.90
            6/3/94            52.80
           6/10/94            55.00
           6/17/94            53.60
           6/24/94            55.50
            7/1/94            55.10
            7/8/94            54.70
           7/15/94            52.90
           7/22/94            57.30
           7/29/94            56.60
            8/5/94            56.70
           8/12/94            55.30
           8/19/94            56.10
           8/26/94            55.90
            9/2/94            56.80
            9/9/94            61.30
           9/16/94            51.40
           9/23/94            50.30
           9/30/94            50.60
           10/7/94            57.30
          10/14/94            54.90
          10/21/94            55.90
          10/28/94            59.60
           11/4/94            50.00
          11/11/94            56.70
          11/18/94            56.20
          11/25/94            53.80
           12/2/94            52.60
           12/9/94            53.00
          12/16/94            53.80
          12/23/94            54.20
          12/30/94            59.70
            1/6/95            62.80
           1/13/95            54.60
           1/20/95            56.00
           1/27/95            52.60
            2/3/95            50.00
           2/10/95            51.60
           2/17/95            53.40
           2/24/95            56.40
            3/3/95            53.10
           3/10/95            52.00
           3/17/95            54.50
           3/24/95            55.60
           3/31/95            53.20
            4/7/95            56.10
           4/14/95            51.30
           4/21/95            52.40
           4/28/95            49.50
            5/5/95            48.10
           5/12/95            48.70
           5/19/95            51.70
           5/26/95            54.00
            6/2/95            55.00
            6/9/95            53.90
           6/16/95            50.90
           6/23/95            52.40
           6/30/95            51.50
            7/7/95            53.50
           7/14/95            52.30
           7/21/95            52.20
           7/28/95            55.80
            8/4/95            54.00
           8/11/95            53.80
           8/18/95            52.80
           8/25/95            52.10
            9/1/95            53.40
            9/8/95            54.70
           9/15/95            53.90
           9/22/95            54.00
           9/29/95            51.50
           10/6/95            49.20
          10/13/95            46.20
          10/20/95            47.50
          10/27/95            44.90
           11/3/95            46.00
          11/10/95            49.10
          11/17/95            50.60
          11/24/95            50.80
           12/1/95            44.90
           12/8/95            44.20
          12/15/95            43.10
          12/22/95            42.70
          12/29/95            47.00
            1/5/96            48.40
           1/12/96            46.80
           1/19/96            44.70
           1/26/96            48.90
            2/2/96            48.80
            2/9/96            47.30
           2/16/96            53.00
           2/23/96            53.90
            3/1/96            53.50
            3/8/96            54.20
           3/15/96            49.80
           3/22/96            48.70
           3/29/96            50.80
            4/5/96            51.90
           4/12/96            48.50
           4/19/96            48.60
           4/26/96            52.50
            5/3/96            52.10
           5/10/96            53.40
           5/17/96            50.00
           5/24/96            52.60
           5/31/96            51.30
            6/7/96            53.00
           6/14/96            50.40
           6/21/96            48.70
           6/28/96            49.90
            7/5/96            51.40
           7/12/96            47.10
           7/19/96            48.00
           7/26/96            47.00
            8/2/96            48.30
            8/9/96            49.10
           8/16/96            49.70
           8/23/96            50.10
           8/30/96            50.00
            9/6/96            51.70
           9/13/96            48.90
           9/20/96            48.80
           9/27/96            48.40
           10/4/96            50.50
          10/11/96            50.00
          10/18/96            49.00
          10/25/96            49.70
           11/1/96            47.30
           11/8/96            47.60
          11/15/96            47.90
          11/22/96            47.90
          11/29/96            47.10
           12/6/96            48.00
          12/13/96            45.80
          12/20/96            45.20
          12/27/96            48.10
            1/3/97            47.70
           1/10/97            48.80
           1/17/97            47.80
           1/24/97            50.80
           1/31/97            49.20
            2/7/97            52.90
           2/14/97            52.20
           2/21/97            50.90
           2/28/97            50.70
            3/7/97            53.60
           3/14/97            53.90
           3/21/97            52.70
           3/28/97            51.60
            4/4/97            51.00
           4/11/97            52.00
           4/18/97            50.90
           4/25/97            48.00
            5/2/97            49.20
            5/9/97            49.70
           5/16/97            49.90
           5/23/97            49.40
           5/30/97            49.60
            6/6/97            50.40
           6/13/97            49.20
           6/20/97            50.60
           6/27/97            52.80
            7/4/97            51.80
           7/11/97            53.80
           7/18/97            53.80
           7/25/97            55.30
            8/1/97            54.20
            8/8/97            56.20
           8/15/97            54.40
           8/22/97            55.10
           8/29/97            55.10
            9/5/97            53.90
           9/12/97            53.40
           9/19/97            51.90
           9/26/97            51.70
           10/3/97            50.80
          10/10/97            50.50
          10/17/97            53.30
          10/24/97            53.20
          10/31/97            54.70
           11/7/97            53.20
          11/14/97            52.90
          11/21/97            52.70
          11/28/97            50.50
           12/5/97            50.10
          12/12/97            48.20
          12/19/97            47.60
          12/26/97            49.60
            1/2/98            49.50
            1/9/98            52.00
           1/16/98            52.70
           1/23/98            51.70
           1/30/98            52.70
            2/6/98            55.30
           2/13/98            53.80
           2/20/98            54.30
           2/27/98            55.30
            3/6/98            57.20
           3/13/98            53.50
           3/20/98            54.60
           3/27/98            54.90
            4/3/98            57.50
           4/10/98            56.50
           4/17/98            56.80
           4/24/98            58.00
            5/1/98            56.40
            5/8/98            57.50
           5/15/98            55.70
           5/22/98            57.50
           5/29/98            56.80
            6/5/98            57.20
           6/12/98            54.30
           6/19/98            53.30
           6/26/98            53.10
            7/3/98            54.60
           7/10/98            51.80
           7/17/98            52.90
           7/24/98            52.50
           7/31/98            52.20
            8/7/98            55.10
           8/14/98            51.50
           8/21/98            51.00
           8/28/98            51.40
            9/4/98            52.80
           9/11/98            54.20
           9/18/98            51.60
           9/25/98            50.30
           10/2/98            48.90
           10/9/98            53.00
          10/16/98            51.80
          10/23/98            47.30
          10/30/98            47.80
           11/6/98            47.70
          11/13/98            48.40
          11/20/98            48.90
          11/27/98            48.70
           12/4/98            49.80
          12/11/98            50.00
          12/18/98            48.50
          12/25/98            48.70
            1/1/99            51.70
            1/8/99            53.20
           1/15/99            52.70
           1/22/99            51.70
           1/29/99            54.00
            2/5/99            55.40
           2/12/99            52.90
           2/19/99            54.10
           2/26/99            53.10
            3/5/99            52.40
           3/12/99            53.30
           3/19/99            54.40
           3/26/99            55.30
            4/2/99            55.50
            4/9/99            55.10
           4/16/99            53.10
           4/23/99            53.70
           4/30/99            56.00
            5/7/99            55.50
           5/14/99            55.00
           5/21/99            54.90
           5/28/99            56.50
            6/4/99            56.90
           6/11/99            56.50
           6/18/99            57.10
           6/25/99            54.70
            7/2/99            55.20
            7/9/99            56.00
           7/16/99            54.60
           7/23/99            53.90
           7/30/99            56.00
            8/6/99            55.50
           8/13/99            53.30
           8/20/99            53.90
           8/27/99            52.10
            9/3/99            52.60
           9/10/99            53.80
           9/17/99            53.80
           9/24/99            55.10
           10/1/99            53.70
           10/8/99            54.40
          10/15/99            52.50
          10/22/99            53.10
          10/29/99            51.40
           11/5/99            51.00
          11/12/99            51.60
          11/19/99            50.60
          11/26/99            51.90
           12/3/99            54.70
          12/10/99            54.40
          12/17/99            50.30
          12/24/99            51.00
          12/31/99            53.00
            1/7/00            54.30
           1/14/00            56.20
           1/21/00            56.10
           1/28/00            55.70
            2/4/00            54.50
           2/11/00            58.00
           2/18/00            57.40
           2/25/00            60.30
            3/3/00            58.90
           3/10/00            60.90
           3/17/00            57.90
           3/24/00            58.80
           3/31/00            59.40
            4/7/00            61.10
           4/14/00            60.10
           4/21/00            60.50
           4/28/00            57.30
            5/5/00            60.40
           5/12/00            60.00
           5/19/00            58.70
           5/26/00            56.40
            6/2/00            56.60
            6/9/00            54.20
           6/16/00            53.00
           6/23/00            54.80
           6/30/00            53.40
            7/7/00            56.80
           7/14/00            55.40
           7/21/00            54.50
           7/28/00            55.40
            8/4/00            56.00
           8/11/00            56.60
           8/18/00            55.30
           8/25/00            56.10
            9/1/00            56.80
            9/8/00            58.50
           9/15/00            57.30
           9/22/00            55.40
           9/29/00            55.00
           10/6/00            54.80
          10/13/00            53.50
          10/20/00            51.20
          10/27/00            51.40
           11/3/00            51.00
          11/10/00            50.90
          11/17/00            50.90
          11/24/00            51.70
           12/1/00            50.50
           12/8/00            49.80
          12/15/00            46.50
          12/22/00            45.80
          12/29/00            45.40
            1/5/01            49.40
           1/12/01            50.10
           1/19/01            48.30
           1/26/01            49.30
            2/2/01            49.70
            2/9/01            48.20
           2/16/01            47.60
           2/23/01            46.50
            3/2/01            46.10
            3/9/01            44.10
           3/16/01            45.60
           3/23/01            44.00
           3/30/01            43.90
            4/6/01            44.90
           4/13/01            43.70
           4/20/01            43.90
           4/27/01            43.50
            5/4/01            46.00
           5/11/01            42.00

Source: ISI, Inc.

--------------------------------------------------------------------------------
1 NASDAQ is a market value-weighted index that measures all domestic and non-US-based securities.
2 The seven largest industrialized countries in the world--the US, Japan, Great
  Britain, France, Germany, Italy and Canada.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2001--AS OF APRIL 30, 2001

INITIAL UNEMPLOYMENT CLAIMS ('CLAIMS')
Claims can be a very reliable statistic because they are a survey of all first time claims paid by the government across the US. They are released weekly and are generally not subject to major revisions. In the past, this has been a good gauge of the economy. Currently, it is showing a typical recession reading.


US INITIAL UNEMPLOYMENT CLAIMS
13 WEEK AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       Year over Year % change

          2-Jan-88            -14.70
          9-Jan-88            -13.50
         16-Jan-88            -11.50
         23-Jan-88            -10.20
         30-Jan-88             -9.30
          6-Feb-88             -9.20
         13-Feb-88             -8.50
         20-Feb-88             -7.70
         27-Feb-88             -7.00
          5-Mar-88             -6.70
         12-Mar-88             -6.10
         19-Mar-88             -6.30
         26-Mar-88             -6.30
          2-Apr-88             -6.90
          9-Apr-88             -7.00
         16-Apr-88             -8.50
         23-Apr-88             -8.80
         30-Apr-88             -8.70
          7-May-88             -7.90
         14-May-88             -8.00
         21-May-88             -8.40
         28-May-88             -8.10
          4-Jun-88             -8.20
         11-Jun-88             -7.90
         18-Jun-88             -7.50
         25-Jun-88             -7.50
          2-Jul-88             -7.60
          9-Jul-88             -7.70
         16-Jul-88             -6.40
         23-Jul-88             -5.10
         30-Jul-88             -4.40
          6-Aug-88             -4.20
         13-Aug-88             -3.50
         20-Aug-88             -2.50
         27-Aug-88             -2.10
          3-Sep-88             -1.60
         10-Sep-88             -0.80
         17-Sep-88             -0.20
         24-Sep-88              0.10
          1-Oct-88              0.80
          8-Oct-88              1.10
         15-Oct-88              0.70
         22-Oct-88             -0.10
         29-Oct-88              0.30
          5-Nov-88              0.20
         12-Nov-88             -0.40
         19-Nov-88             -1.10
         26-Nov-88             -0.90
          3-Dec-88             -1.00
         10-Dec-88             -2.00
         17-Dec-88             -2.40
         24-Dec-88             -2.40
         31-Dec-88             -2.00
          7-Jan-89             -2.20
         14-Jan-89             -3.00
         21-Jan-89             -4.60
         28-Jan-89             -5.90
          4-Feb-89             -7.10
         11-Feb-89             -6.60
         18-Feb-89             -6.80
         25-Feb-89             -7.30
          4-Mar-89             -7.10
         11-Mar-89             -6.10
         18-Mar-89             -5.80
         25-Mar-89             -5.10
          1-Apr-89             -4.70
          8-Apr-89             -4.00
         15-Apr-89             -3.50
         22-Apr-89             -1.80
         29-Apr-89             -0.80
          6-May-89              0.70
         13-May-89              1.00
         20-May-89              1.40
         27-May-89              2.20
          3-Jun-89              2.10
         10-Jun-89              2.30
         17-Jun-89              2.70
         24-Jun-89              3.00
          1-Jul-89              3.50
          8-Jul-89              3.90
         15-Jul-89              5.80
         22-Jul-89              6.00
         29-Jul-89              5.80
          5-Aug-89              5.40
         12-Aug-89              5.30
         19-Aug-89              5.50
         26-Aug-89              5.70
          2-Sep-89              5.60
          9-Sep-89              5.80
         16-Sep-89              5.80
         23-Sep-89              5.60
         30-Sep-89              5.90
          7-Oct-89              7.70
         14-Oct-89              7.60
         21-Oct-89              9.00
         28-Oct-89             11.10
          4-Nov-89             12.00
         11-Nov-89             12.80
         18-Nov-89             14.00
         25-Nov-89             15.00
          2-Dec-89             15.80
          9-Dec-89             16.00
         16-Dec-89             17.30
         23-Dec-89             19.20
         30-Dec-89             19.50
          6-Jan-90             17.50
         13-Jan-90             18.50
         20-Jan-90             19.30
         27-Jan-90             19.30
          3-Feb-90             20.20
         10-Feb-90             20.00
         17-Feb-90             20.30
         24-Feb-90             20.60
          3-Mar-90             20.20
         10-Mar-90             19.50
         17-Mar-90             18.90
         24-Mar-90             16.90
         31-Mar-90             16.30
          7-Apr-90             16.30
         14-Apr-90             15.50
         21-Apr-90             14.60
         28-Apr-90             14.60
          5-May-90             13.40
         12-May-90             12.80
         19-May-90             12.40
         26-May-90             11.90
          2-Jun-90             12.40
          9-Jun-90             12.40
         16-Jun-90             12.00
         23-Jun-90             12.20
         30-Jun-90             11.80
          7-Jul-90             11.40
         14-Jul-90             10.40
         21-Jul-90              9.70
         28-Jul-90              8.90
          4-Aug-90              8.70
         11-Aug-90              9.00
         18-Aug-90              9.80
         25-Aug-90             10.30
          1-Sep-90             10.70
          8-Sep-90             11.30
         15-Sep-90             12.10
         22-Sep-90             12.80
         29-Sep-90             13.80
          6-Oct-90             12.70
         13-Oct-90             13.90
         20-Oct-90             15.10
         27-Oct-90             16.50
          3-Nov-90             18.00
         10-Nov-90             19.70
         17-Nov-90             20.60
         24-Nov-90             21.90
          1-Dec-90             22.70
          8-Dec-90             24.00
         15-Dec-90             24.50
         22-Dec-90             24.90
         29-Dec-90             25.60
          5-Jan-91             27.10
         12-Jan-91             26.70
         19-Jan-91             26.10
         26-Jan-91             26.80
          2-Feb-91             26.90
          9-Feb-91             26.80
         16-Feb-91             27.10
         23-Feb-91             27.70
          2-Mar-91             28.40
          9-Mar-91             29.20
         16-Mar-91             30.60
         23-Mar-91             33.10
         30-Mar-91             34.50
          6-Apr-91             35.10
         13-Apr-91             36.50
         20-Apr-91             37.80
         27-Apr-91             37.50
          4-May-91             37.20
         11-May-91             36.90
         18-May-91             36.30
         25-May-91             34.70
          1-Jun-91             33.10
          8-Jun-91             31.50
         15-Jun-91             29.70
         22-Jun-91             26.90
         29-Jun-91             24.60
          6-Jul-91             23.80
         13-Jul-91             22.10
         20-Jul-91             20.30
         27-Jul-91             19.00
          3-Aug-91             18.30
         10-Aug-91             17.30
         17-Aug-91             16.00
         24-Aug-91             14.70
         31-Aug-91             13.90
          7-Sep-91             12.90
         14-Sep-91             11.70
         21-Sep-91             11.10
         28-Sep-91             10.50
          5-Oct-91              9.90
         12-Oct-91              9.30
         19-Oct-91              7.60
         26-Oct-91              6.20
          2-Nov-91              5.10
          9-Nov-91              4.20
         16-Nov-91              3.20
         23-Nov-91              2.20
         30-Nov-91              1.40
          7-Dec-91              1.10
         14-Dec-91              1.20
         21-Dec-91             -0.30
         28-Dec-91             -1.20
          4-Jan-92             -1.30
         11-Jan-92             -1.60
         18-Jan-92             -1.10
         25-Jan-92             -1.20
          1-Feb-92             -2.20
          8-Feb-92             -3.00
         15-Feb-92             -3.30
         22-Feb-92             -4.00
         29-Feb-92             -4.60
          7-Mar-92             -6.30
         14-Mar-92             -7.70
         21-Mar-92             -8.00
         28-Mar-92             -8.90
          4-Apr-92             -9.70
         11-Apr-92            -10.60
         18-Apr-92            -11.30
         25-Apr-92            -11.50
          2-May-92            -11.10
          9-May-92            -11.00
         16-May-92            -11.00
         23-May-92            -10.50
         30-May-92            -10.10
          6-Jun-92             -9.20
         13-Jun-92             -8.30
         20-Jun-92             -7.30
         27-Jun-92             -6.00
          4-Jul-92             -5.40
         11-Jul-92             -4.70
         18-Jul-92             -3.90
         25-Jul-92             -1.10
          1-Aug-92             -1.10
          8-Aug-92             -1.10
         15-Aug-92             -1.20
         22-Aug-92             -1.20
         29-Aug-92             -1.20
          5-Sep-92             -1.00
         12-Sep-92             -0.90
         19-Sep-92             -0.70
         26-Sep-92             -1.30
          3-Oct-92             -1.50
         10-Oct-92             -2.40
         17-Oct-92             -2.70
         24-Oct-92             -5.90
         31-Oct-92             -7.10
          7-Nov-92             -8.00
         14-Nov-92             -8.50
         21-Nov-92             -9.60
         28-Nov-92            -11.10
          5-Dec-92            -13.20
         12-Dec-92            -15.20
         19-Dec-92            -17.30
         26-Dec-92            -19.00
          2-Jan-93            -20.20
          9-Jan-93            -20.60
         16-Jan-93            -21.60
         23-Jan-93            -22.20
         30-Jan-93            -22.60
          6-Feb-93            -23.40
         13-Feb-93            -24.50
         20-Feb-93            -24.30
         27-Feb-93            -24.00
          6-Mar-93            -23.10
         13-Mar-93            -22.80
         20-Mar-93            -22.60
         27-Mar-93            -21.30
          3-Apr-93            -20.60
         10-Apr-93            -20.20
         17-Apr-93            -19.80
         24-Apr-93            -19.40
          1-May-93            -19.10
          8-May-93            -18.20
         15-May-93            -17.30
         22-May-93            -17.10
         29-May-93            -16.70
          5-Jun-93            -16.70
         12-Jun-93            -16.30
         19-Jun-93            -15.80
         26-Jun-93            -16.20
          3-Jul-93            -16.60
         10-Jul-93            -17.20
         17-Jul-93            -17.00
         24-Jul-93            -17.90
         31-Jul-93            -17.70
          7-Aug-93            -17.50
         14-Aug-93            -17.40
         21-Aug-93            -17.20
         28-Aug-93            -17.40
          4-Sep-93            -17.70
         11-Sep-93            -17.90
         18-Sep-93            -18.10
         25-Sep-93            -18.00
          2-Oct-93            -17.90
          9-Oct-93            -16.70
         16-Oct-93            -16.30
         23-Oct-93            -14.30
         30-Oct-93            -13.40
          6-Nov-93            -12.70
         13-Nov-93            -12.30
         20-Nov-93            -11.70
         27-Nov-93            -10.50
          4-Dec-93             -9.30
         11-Dec-93             -8.30
         18-Dec-93             -6.80
         25-Dec-93             -5.90
          1-Jan-94             -4.60
          8-Jan-94             -4.30
         15-Jan-94             -3.70
         22-Jan-94             -3.30
         29-Jan-94             -1.40
          5-Feb-94              0.00
         12-Feb-94              1.60
         19-Feb-94              2.00
         26-Feb-94              1.30
          5-Mar-94              1.50
         12-Mar-94              2.00
         19-Mar-94              2.00
         26-Mar-94              1.50
          2-Apr-94              0.90
          9-Apr-94              1.00
         16-Apr-94              1.10
         23-Apr-94              0.50
         30-Apr-94             -0.80
          7-May-94             -0.90
         14-May-94             -1.20
         21-May-94             -0.70
         28-May-94              0.10
          4-Jun-94              0.40
         11-Jun-94              0.50
         18-Jun-94              0.50
         25-Jun-94              1.70
          2-Jul-94              2.30
          9-Jul-94              3.10
         16-Jul-94              3.70
         23-Jul-94              2.60
         30-Jul-94              1.80
          6-Aug-94              0.80
         13-Aug-94              0.30
         20-Aug-94             -0.40
         27-Aug-94             -0.30
          3-Sep-94             -0.40
         10-Sep-94             -0.40
         17-Sep-94             -0.70
         24-Sep-94             -1.30
          1-Oct-94             -1.40
          8-Oct-94             -2.50
         15-Oct-94             -3.70
         22-Oct-94             -2.70
         29-Oct-94             -2.40
          5-Nov-94             -2.70
         12-Nov-94             -2.70
         19-Nov-94             -2.70
         26-Nov-94             -2.90
          3-Dec-94             -3.30
         10-Dec-94             -3.40
         17-Dec-94             -3.00
         24-Dec-94             -2.00
         31-Dec-94             -2.40
          7-Jan-95             -2.50
         14-Jan-95             -2.40
         21-Jan-95             -2.60
         28-Jan-95             -2.70
          4-Feb-95             -4.20
         11-Feb-95             -4.10
         18-Feb-95             -4.20
         25-Feb-95             -4.50
          4-Mar-95             -4.10
         11-Mar-95             -4.20
         18-Mar-95             -4.10
         25-Mar-95             -3.90
          1-Apr-95             -4.20
          8-Apr-95             -4.30
         15-Apr-95             -4.00
         22-Apr-95             -3.40
         29-Apr-95             -2.10
          6-May-95              0.20
         13-May-95              0.30
         20-May-95              1.00
         27-May-95              1.70
          3-Jun-95              1.90
         10-Jun-95              2.60
         17-Jun-95              3.40
         24-Jun-95              3.90
          1-Jul-95              3.90
          8-Jul-95              4.80
         15-Jul-95              6.00
         22-Jul-95              6.10
         29-Jul-95              5.50
          5-Aug-95              5.40
         12-Aug-95              6.00
         19-Aug-95              6.20
         26-Aug-95              6.50
          2-Sep-95              6.30
          9-Sep-95              6.50
         16-Sep-95              6.60
         23-Sep-95              6.50
         30-Sep-95              6.80
          7-Oct-95              6.60
         14-Oct-95              5.90
         21-Oct-95              6.70
         28-Oct-95              7.50
          4-Nov-95              8.20
         11-Nov-95              8.80
         18-Nov-95              9.40
         25-Nov-95              9.90
          2-Dec-95             10.70
          9-Dec-95             10.40
         16-Dec-95             10.40
         23-Dec-95             11.00
         30-Dec-95             11.40
          6-Jan-96             11.90
         13-Jan-96             10.90
         20-Jan-96             12.00
         27-Jan-96             12.60
          3-Feb-96             12.60
         10-Feb-96             12.50
         17-Feb-96             12.20
         24-Feb-96             11.80
          2-Mar-96             11.20
          9-Mar-96             11.20
         16-Mar-96             11.10
         23-Mar-96             12.00
         30-Mar-96             12.30
          6-Apr-96             12.10
         13-Apr-96             12.50
         20-Apr-96             10.90
         27-Apr-96              8.90
          4-May-96              7.20
         11-May-96              6.00
         18-May-96              4.30
         25-May-96              3.00
          1-Jun-96              2.00
          8-Jun-96              1.30
         15-Jun-96             -0.20
         22-Jun-96             -2.50
         29-Jun-96             -4.10
          6-Jul-96             -4.90
         13-Jul-96             -5.80
         20-Jul-96             -7.20
         27-Jul-96             -7.50
          3-Aug-96             -7.50
         10-Aug-96             -7.70
         17-Aug-96             -7.60
         24-Aug-96             -7.40
         31-Aug-96             -7.60
          7-Sep-96             -8.10
         14-Sep-96             -8.30
         21-Sep-96             -8.00
         28-Sep-96             -7.80
          5-Oct-96             -8.20
         12-Oct-96             -7.80
         19-Oct-96             -7.60
         26-Oct-96             -7.50
          2-Nov-96             -7.90
          9-Nov-96             -8.20
         16-Nov-96             -8.40
         23-Nov-96             -8.60
         30-Nov-96             -8.80
          7-Dec-96             -7.90
         14-Dec-96             -7.30
         21-Dec-96             -7.90
         28-Dec-96             -7.60
          4-Jan-97             -7.00
         11-Jan-97             -6.60
         18-Jan-97             -7.10
         25-Jan-97             -7.50
          1-Feb-97             -7.40
          8-Feb-97             -7.90
         15-Feb-97             -8.70
         22-Feb-97             -8.90
          1-Mar-97             -9.10
          8-Mar-97            -10.20
         15-Mar-97            -11.20
         22-Mar-97            -12.90
         29-Mar-97            -14.40
          5-Apr-97            -15.00
         12-Apr-97            -15.50
         19-Apr-97            -15.30
         26-Apr-97            -14.40
          3-May-97            -13.50
         10-May-97            -12.90
         17-May-97            -11.90
         24-May-97            -11.70
         31-May-97            -11.00
          7-Jun-97            -10.50
         14-Jun-97             -9.20
         21-Jun-97             -7.40
         28-Jun-97             -6.20
          5-Jul-97             -5.00
         12-Jul-97             -4.80
         19-Jul-97             -4.20
         26-Jul-97             -4.70
          2-Aug-97             -5.00
          9-Aug-97             -4.40
         16-Aug-97             -3.70
         23-Aug-97             -3.30
         30-Aug-97             -2.80
          6-Sep-97             -2.80
         13-Sep-97             -3.20
         20-Sep-97             -3.50
         27-Sep-97             -4.00
          4-Oct-97             -4.70
         11-Oct-97             -5.20
         18-Oct-97             -4.90
         25-Oct-97             -5.40
          1-Nov-97             -5.60
          8-Nov-97             -5.90
         15-Nov-97             -6.40
         22-Nov-97             -7.00
         29-Nov-97             -7.30
          6-Dec-97             -7.70
         13-Dec-97             -7.80
         20-Dec-97             -7.90
         27-Dec-97             -8.30
          3-Jan-98             -8.50
         10-Jan-98             -7.50
         17-Jan-98             -7.40
         24-Jan-98             -7.10
         31-Jan-98             -7.20
          7-Feb-98             -7.00
         14-Feb-98             -6.60
         21-Feb-98             -5.80
         28-Feb-98             -5.70
          7-Mar-98             -5.10
         14-Mar-98             -4.60
         21-Mar-98             -3.60
         28-Mar-98             -2.70
          4-Apr-98             -2.30
         11-Apr-98             -3.40
         18-Apr-98             -3.10
         25-Apr-98             -2.90
          2-May-98             -3.30
          9-May-98             -3.40
         16-May-98             -3.70
         23-May-98             -3.90
         30-May-98             -3.70
          6-Jun-98             -4.00
         13-Jun-98             -4.20
         20-Jun-98             -3.40
         27-Jun-98             -1.70
          4-Jul-98             -0.90
         11-Jul-98             -0.30
         18-Jul-98              0.00
         25-Jul-98              1.20
          1-Aug-98              2.20
          8-Aug-98              2.10
         15-Aug-98              1.40
         22-Aug-98              0.90
         29-Aug-98              0.40
          5-Sep-98              0.80
         12-Sep-98              1.10
         19-Sep-98             -0.10
         26-Sep-98             -2.10
          3-Oct-98             -2.70
         10-Oct-98             -2.40
         17-Oct-98             -2.70
         24-Oct-98             -3.20
         31-Oct-98             -3.40
          7-Nov-98             -2.90
         14-Nov-98             -1.80
         21-Nov-98             -1.30
         28-Nov-98             -1.00
          5-Dec-98             -0.60
         12-Dec-98             -1.00
         19-Dec-98             -1.00
         26-Dec-98              0.40
          2-Jan-99              1.20
          9-Jan-99              1.60
         16-Jan-99              1.30
         23-Jan-99              1.30
         30-Jan-99              1.20
          6-Feb-99              0.50
         13-Feb-99              0.00
         20-Feb-99             -0.50
         27-Feb-99             -0.70
          6-Mar-99             -1.20
         13-Mar-99             -1.00
         20-Mar-99             -1.10
         27-Mar-99             -2.30
          3-Apr-99             -3.10
         10-Apr-99             -3.30
         17-Apr-99             -3.20
         24-Apr-99             -3.80
          1-May-99             -3.70
          8-May-99             -3.10
         15-May-99             -3.20
         22-May-99             -2.80
         29-May-99             -2.90
          5-Jun-99             -2.60
         12-Jun-99             -3.00
         19-Jun-99             -3.90
         26-Jun-99             -5.50
          3-Jul-99             -7.20
         10-Jul-99             -8.20
         17-Jul-99             -8.20
         24-Jul-99             -8.30
         31-Jul-99             -8.80
          7-Aug-99             -9.40
         14-Aug-99             -9.40
         21-Aug-99             -9.60
         28-Aug-99             -9.50
          4-Sep-99            -10.20
         11-Sep-99             -9.90
         18-Sep-99             -9.30
         25-Sep-99             -7.00
          2-Oct-99             -4.80
          9-Oct-99             -4.70
         16-Oct-99             -5.40
         23-Oct-99             -5.40
         30-Oct-99             -5.20
          6-Nov-99             -5.50
         13-Nov-99             -6.30
         20-Nov-99             -6.60
         27-Nov-99             -6.70
          4-Dec-99             -7.00
         11-Dec-99             -7.40
         18-Dec-99             -7.00
         25-Dec-99             -9.10
          1-Jan-00            -10.20
          8-Jan-00            -10.60
         15-Jan-00            -11.10
         22-Jan-00            -11.30
         29-Jan-00            -11.30
          5-Feb-00            -10.10
         12-Feb-00             -9.20
         19-Feb-00             -9.10
         26-Feb-00             -9.00
          4-Mar-00             -8.50
         11-Mar-00             -8.50
         18-Mar-00             -9.10
         25-Mar-00             -7.90
          1-Apr-00             -8.00
          8-Apr-00             -8.20
         15-Apr-00             -8.30
         22-Apr-00             -7.80
         29-Apr-00             -7.30
          6-May-00             -8.20
         13-May-00             -8.40
         20-May-00             -8.10
         27-May-00             -8.20
          3-Jun-00             -8.20
         10-Jun-00             -7.30
         17-Jun-00             -6.50
         24-Jun-00             -5.70
          1-Jul-00             -4.90
          8-Jul-00             -3.40
         15-Jul-00             -2.20
         22-Jul-00             -1.80
         29-Jul-00             -1.90
          5-Aug-00             -1.20
         12-Aug-00             -0.10
         19-Aug-00              1.20
         26-Aug-00              2.30
          2-Sep-00              3.10
          9-Sep-00              4.10
         16-Sep-00              4.90
         23-Sep-00              4.50
         30-Sep-00              4.30
          7-Oct-00              4.60
         14-Oct-00              5.10
         21-Oct-00              5.80
         28-Oct-00              6.40
          4-Nov-00              7.40
         11-Nov-00              8.00
         18-Nov-00              8.80
         25-Nov-00              9.90
          2-Dec-00             11.00
          9-Dec-00             11.60
         16-Dec-00             12.60
         23-Dec-00             15.50
         30-Dec-00             17.50
          6-Jan-01             18.40
         13-Jan-01             17.60
         20-Jan-01             18.50
         27-Jan-01             20.00
          3-Feb-01             21.00
         10-Feb-01             20.90
         17-Feb-01             20.70
         24-Feb-01             21.30
          3-Mar-01             22.50
         10-Mar-01             24.40
         17-Mar-01             25.30
         24-Mar-01             25.70
         31-Mar-01             26.30
          7-Apr-01             29.30
         14-Apr-01             33.30
         21-Apr-01             36.40
         28-Apr-01             37.80
          5-May-01             37.50
         12-May-01             38.90

Source: Data Research International


INTERNATIONAL ECONOMIC ACTIVITY
Each week ISI constructs a comprehensive economic gauge for international economic activity. The survey spans the industrialized world, categorizes each economic release into a strong or weak report, and the weekly readings are made into a one-quarter (13 week) moving average. Currently, the reading, -12.8, means there have been 12.8 more signs of weakness than strength each week for the last 13 weeks. A change in direction of this indicator is important for gauging a change in world activity.

INTERNATIONAL STRENGTH/WEAKNESS
13 WEEK AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Weekly Ratings

          2-Jan-95              7.92
          9-Jan-95              7.39
         16-Jan-95              6.69
         23-Jan-95              5.62
         30-Jan-95              5.46
          6-Feb-95              6.00
         13-Feb-95              5.00
         20-Feb-95              5.46
         27-Feb-95              6.23
          6-Mar-95              6.69
         13-Mar-95              6.15
         20-Mar-95              6.85
         27-Mar-95              7.46
          3-Apr-95              6.46
         10-Apr-95              7.46
         17-Apr-95              7.00
         24-Apr-95              6.31
          1-May-95              6.31
          8-May-95              5.39
         15-May-95              5.69
         22-May-95              3.54
         29-May-95              1.92
          5-Jun-95             -0.08
         12-Jun-95             -0.85
         19-Jun-95             -1.62
         26-Jun-95             -1.15
          3-Jul-95             -1.77
         10-Jul-95             -1.92
         17-Jul-95             -1.31
         24-Jul-95             -1.92
         31-Jul-95             -2.92
          7-Aug-95             -3.54
         14-Aug-95             -3.31
         21-Aug-95             -3.00
         28-Aug-95             -2.77
          4-Sep-95             -3.15
         11-Sep-95             -2.62
         18-Sep-95             -2.62
         25-Sep-95             -3.69
          2-Oct-95             -3.92
          9-Oct-95             -4.92
         16-Oct-95             -5.31
         23-Oct-95             -5.15
         30-Oct-95             -5.46
          6-Nov-95             -4.00
         13-Nov-95             -4.85
         20-Nov-95             -5.00
         27-Nov-95             -4.85
          4-Dec-95             -4.62
         11-Dec-95             -4.46
         18-Dec-95             -4.54
         25-Dec-95             -3.15
          1-Jan-96             -2.92
          8-Jan-96             -2.54
         15-Jan-96             -3.08
         22-Jan-96             -3.92
         29-Jan-96             -3.31
          5-Feb-96             -3.46
         12-Feb-96             -4.00
         19-Feb-96             -2.62
         26-Feb-96             -2.23
          4-Mar-96             -1.92
         11-Mar-96             -2.77
         18-Mar-96             -3.69
         25-Mar-96             -5.00
          1-Apr-96             -5.39
          8-Apr-96             -6.08
         15-Apr-96             -5.54
         22-Apr-96             -4.92
         29-Apr-96             -5.15
          6-May-96             -5.46
         13-May-96             -5.69
         20-May-96             -6.92
         27-May-96             -5.85
          3-Jun-96             -5.77
         10-Jun-96             -5.23
         17-Jun-96             -5.00
         24-Jun-96             -4.69
          1-Jul-96             -5.15
          8-Jul-96             -4.85
         15-Jul-96             -4.23
         22-Jul-96             -4.69
         29-Jul-96             -5.46
          5-Aug-96             -6.31
         12-Aug-96             -5.77
         19-Aug-96             -5.31
         26-Aug-96             -5.15
          2-Sep-96             -4.77
          9-Sep-96             -3.00
         16-Sep-96             -2.85
         23-Sep-96             -2.62
         30-Sep-96             -1.85
          7-Oct-96             -0.62
         14-Oct-96             -1.39
         21-Oct-96             -0.62
         28-Oct-96              0.62
          4-Nov-96              2.31
         11-Nov-96              2.46
         18-Nov-96              3.77
         25-Nov-96              5.08
          2-Dec-96              6.31
          9-Dec-96              5.39
         16-Dec-96              6.23
         23-Dec-96              5.39
         30-Dec-96              5.85
          6-Jan-97              5.15
         13-Jan-97              4.69
         20-Jan-97              4.62
         27-Jan-97              4.54
          3-Feb-97              4.08
         10-Feb-97              4.85
         17-Feb-97              4.15
         24-Feb-97              1.92
          3-Mar-97              1.92
         10-Mar-97              1.08
         17-Mar-97              1.92
         24-Mar-97              3.23
         31-Mar-97              2.62
          7-Apr-97              2.62
         14-Apr-97              2.54
         21-Apr-97              2.15
         28-Apr-97              1.39
          5-May-97              0.39
         12-May-97             -0.15
         19-May-97             -0.77
         26-May-97             -0.77
          2-Jun-97             -2.00
          9-Jun-97             -1.39
         16-Jun-97             -3.08
         23-Jun-97             -3.31
         30-Jun-97             -3.54
          7-Jul-97             -2.54
         14-Jul-97             -0.31
         21-Jul-97             -0.23
         28-Jul-97              2.15
          4-Aug-97              3.69
         11-Aug-97              5.00
         18-Aug-97              6.15
         25-Aug-97              7.00
          1-Sep-97              8.62
          8-Sep-97              8.69
         15-Sep-97              9.46
         22-Sep-97             10.00
         29-Sep-97             11.31
          6-Oct-97             10.77
         13-Oct-97             11.15
         20-Oct-97             10.54
         27-Oct-97              9.46
          3-Nov-97              8.77
         10-Nov-97              8.54
         17-Nov-97              7.46
         24-Nov-97              6.46
          1-Dec-97              4.92
          8-Dec-97              4.08
         15-Dec-97              3.92
         22-Dec-97              3.15
         29-Dec-97              1.15
          5-Jan-98             -0.15
         12-Jan-98             -2.15
         19-Jan-98             -0.23
         26-Jan-98             -0.54
          2-Feb-98             -2.00
          9-Feb-98             -3.54
         16-Feb-98             -4.31
         23-Feb-98             -4.85
          2-Mar-98             -4.85
          9-Mar-98             -5.23
         16-Mar-98             -5.08
         23-Mar-98             -6.46
         30-Mar-98             -5.31
          6-Apr-98             -4.85
         13-Apr-98             -4.39
         20-Apr-98             -5.92
         27-Apr-98             -5.31
          4-May-98             -4.23
         11-May-98             -2.85
         18-May-98             -2.00
         25-May-98             -3.08
          1-Jun-98             -3.77
          8-Jun-98             -3.31
         15-Jun-98             -5.77
         22-Jun-98             -6.85
         29-Jun-98             -8.31
          6-Jul-98             -9.31
         13-Jul-98             -9.85
         20-Jul-98             -9.39
         27-Jul-98             -9.69
          3-Aug-98             -9.23
         10-Aug-98             -9.92
         17-Aug-98            -11.15
         24-Aug-98            -10.54
         31-Aug-98            -10.69
          7-Sep-98            -11.46
         14-Sep-98             -8.54
         21-Sep-98             -6.46
         28-Sep-98             -5.77
          5-Oct-98             -5.62
         12-Oct-98             -5.31
         19-Oct-98             -5.92
         26-Oct-98             -5.85
          2-Nov-98             -6.62
          9-Nov-98             -6.62
         16-Nov-98             -6.00
         23-Nov-98             -7.08
         30-Nov-98             -7.46
          7-Dec-98             -6.85
         14-Dec-98             -8.15
         21-Dec-98             -7.46
         28-Dec-98             -7.77
          4-Jan-99             -7.08
         11-Jan-99             -6.85
         18-Jan-99             -6.46
         25-Jan-99             -7.23
          1-Feb-99             -6.31
          8-Feb-99             -5.46
         15-Feb-99             -5.23
         22-Feb-99             -4.15
          1-Mar-99             -2.54
          8-Mar-99             -2.46
         15-Mar-99             -1.85
         22-Mar-99             -3.15
         29-Mar-99             -2.08
          5-Apr-99             -1.77
         12-Apr-99             -1.08
         19-Apr-99             -0.46
         26-Apr-99              1.31
          3-May-99              2.46
         10-May-99              1.46
         17-May-99              1.77
         24-May-99              4.62
         31-May-99              3.39
          7-Jun-99              4.69
         14-Jun-99              5.62
         21-Jun-99              6.46
         28-Jun-99              7.15
          5-Jul-99              8.39
         12-Jul-99              9.39
         19-Jul-99              9.54
         26-Jul-99             10.85
          2-Aug-99             11.08
          9-Aug-99             13.00
         16-Aug-99             14.39
         23-Aug-99             13.08
         30-Aug-99             14.23
          6-Sep-99             14.23
         13-Sep-99             13.54
         20-Sep-99             13.62
         27-Sep-99             14.85
          4-Oct-99             15.15
         11-Oct-99             15.39
         18-Oct-99             15.62
         25-Oct-99             14.23
          1-Nov-99             13.00
          8-Nov-99             11.23
         15-Nov-99             10.46
         22-Nov-99              9.39
         29-Nov-99              9.23
          6-Dec-99              8.92
         13-Dec-99             10.39
         20-Dec-99             10.85
         27-Dec-99             10.77
          3-Jan-00             11.15
         10-Jan-00             10.77
         17-Jan-00             11.46
         24-Jan-00             11.85
         31-Jan-00             11.69
          7-Feb-00             11.69
         14-Feb-00             12.54
         21-Feb-00             14.54
         28-Feb-00             15.31
          6-Mar-00             17.00
         13-Mar-00             17.23
         20-Mar-00             17.15
         27-Mar-00             17.62
          3-Apr-00             16.23
         10-Apr-00             16.62
         17-Apr-00             15.77
         24-Apr-00             15.15
          1-May-00             14.54
          8-May-00             14.31
         15-May-00             12.77
         22-May-00             12.69
         29-May-00             11.31
          5-Jun-00              9.15
         12-Jun-00              8.85
         19-Jun-00              9.54
         26-Jun-00              7.92
          3-Jul-00              8.23
         10-Jul-00              7.15
         17-Jul-00              6.00
         24-Jul-00              6.62
         31-Jul-00              7.77
          7-Aug-00              8.00
         14-Aug-00              9.00
         21-Aug-00              7.92
         28-Aug-00              8.92
          4-Sep-00              8.39
         11-Sep-00              7.31
         18-Sep-00              5.69
         25-Sep-00              5.08
          2-Oct-00              7.23
          9-Oct-00              6.15
         16-Oct-00              7.15
         23-Oct-00              5.92
         30-Oct-00              4.46
          6-Nov-00              3.39
         13-Nov-00              1.92
         20-Nov-00              1.31
         27-Nov-00              0.62
          4-Dec-00              0.54
         11-Dec-00             -0.62
         18-Dec-00             -0.77
         25-Dec-00              0.92
          1-Jan-01             -2.08
          8-Jan-01             -1.92
         15-Jan-01             -1.92
         22-Jan-01             -1.15
         29-Jan-01             -1.00
          5-Feb-01             -2.39
         12-Feb-01             -1.15
         19-Feb-01             -1.08
         26-Feb-01             -0.46
          5-Mar-01             -4.08
         12-Mar-01             -3.92
         19-Mar-01             -3.92
         26-Mar-01             -7.08
          2-Apr-01             -6.31
          9-Apr-01             -8.15
         16-Apr-01             -9.00
         23-Apr-01            -10.62
         30-Apr-01            -12.92
          7-May-01            -12.85

Source: ISI, Inc.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION BY STATE

                                [GRAPHIC OMITTED]


                                                                                      STATE ALLOCATION

                           % of Municipals Bonds                                  % of Municipals Bonds
-------------------------------------------------------------------------------------------------------
 North Carolina                            19.29%     Ohio                                       3.90%
-------------------------------------------------------------------------------------------------------
 Texas                                     13.05%     Georgia                                    3.38%
-------------------------------------------------------------------------------------------------------
 Washington                                 9.25%     South Carolina                             3.31%
-------------------------------------------------------------------------------------------------------
 Minnesota                                  8.56%     Illinois                                   3.02%
-------------------------------------------------------------------------------------------------------
 Virginia                                   5.25%     Wisconsin                                  2.99%
-------------------------------------------------------------------------------------------------------
 Delaware                                   5.16%     Utah                                       2.26%
-------------------------------------------------------------------------------------------------------
 Kansas                                     5.08%     Missouri                                   2.11%
-------------------------------------------------------------------------------------------------------
 Tennessee                                  5.06%     Indiana                                    1.71%
-------------------------------------------------------------------------------------------------------
 Florida                                    4.91%     Oregon                                     1.71%
-------------------------------------------------------------------------------------------------------
                                                        Total                                  100.00%
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Average Maturity                                                    9.40 years
--------------------------------------------------------------------------------
  Average Duration                                                    6.60 years
--------------------------------------------------------------------------------
  Quality Breakdown:*

    AAA                                                                   58.41%

    AA                                                                    41.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
* As rated by Standard & Poor's as of April 30, 2001. Ratings do not remove market risk and are subject to change.
--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

MANAGED MUNICIPAL FUND--CLASS A SHARES, LEHMAN BROTHERS GENERAL OBLIGATION INDEX,LEHMAN BROTHERS PREREFUNDED MUNICIPAL BOND INDEX AND CONSUMER PRICE INDEX GROWTH OF A $10,000 INVESTMENT (SINCE OCTOBER 23, 1990)

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       US$

             Managed Municipal Fund--  Lehman Brothers General   Lehman Brothers Prerefunded   Consumer Price Index
             Class A Shares $19,310   Obligation Index $20,613   Municipal Bond Index $18,728        $13,248

 10/23/90            $10,000                  $10,000                      $10,000                   $10,000
 11/30/90            $10,362                  $10,190                      $10,121                   $10,022
 12/31/90            $10,390                  $10,224                      $10,188                   $10,022
  1/31/91            $10,552                  $10,360                      $10,318                   $10,082
  2/28/91            $10,518                  $10,450                      $10,416                   $10,097
  3/31/91            $10,505                  $10,438                      $10,403                   $10,112
  4/30/91            $10,669                  $10,574                      $10,521                   $10,128
  5/31/91            $10,750                  $10,638                      $10,598                   $10,158
  6/30/91            $10,653                  $10,629                      $10,606                   $10,187
  7/31/91            $10,821                  $10,749                      $10,696                   $10,203
  8/31/91            $10,989                  $10,892                      $10,815                   $10,232
  9/30/91            $11,136                  $11,036                      $10,909                   $10,277
 10/31/91            $11,220                  $11,122                      $11,007                   $10,293
 11/30/91            $11,217                  $11,150                      $11,078                   $10,323
 12/31/91            $11,536                  $11,386                      $11,291                   $10,330
  1/31/92            $11,483                  $11,412                      $11,328                   $10,345
  2/29/92            $11,464                  $11,409                      $11,335                   $10,383
  3/31/92            $11,456                  $11,406                      $11,303                   $10,435
  4/30/92            $11,514                  $11,511                      $11,395                   $10,450
  5/31/92            $11,652                  $11,633                      $11,508                   $10,465
  6/30/92            $11,835                  $11,824                      $11,678                   $10,502
  7/31/92            $12,224                  $12,203                      $11,919                   $10,524
  8/31/92            $12,010                  $12,060                      $11,860                   $10,554
  9/30/92            $12,104                  $12,139                      $11,961                   $10,583
 10/31/92            $11,900                  $12,028                      $11,888                   $10,621
 11/30/92            $12,180                  $12,245                      $11,978                   $10,635
 12/31/92            $12,303                  $12,385                      $12,056                   $10,628
  1/31/93            $12,411                  $12,544                      $12,232                   $10,680
  2/28/93            $12,883                  $12,966                      $12,525                   $10,717
  3/31/93            $12,694                  $12,821                      $12,391                   $10,755
  4/30/93            $12,860                  $12,935                      $12,454                   $10,785
  5/31/93            $12,908                  $13,002                      $12,479                   $10,800
  6/30/93            $13,172                  $13,205                      $12,708                   $10,815
  7/31/93            $13,099                  $13,228                      $12,677                   $10,815
  8/31/93            $13,439                  $13,491                      $12,916                   $10,846
  9/30/93            $13,633                  $13,634                      $13,061                   $10,868
 10/31/93            $13,608                  $13,650                      $13,115                   $10,913
 11/30/93            $13,449                  $13,559                      $12,955                   $10,920
 12/31/93            $13,706                  $13,839                      $13,200                   $10,920
  1/31/94            $13,893                  $14,000                      $13,336                   $10,950
  2/28/94            $13,424                  $13,623                      $13,064                   $10,987
  3/31/94            $12,928                  $13,122                      $12,786                   $11,025
  4/30/94            $12,972                  $13,264                      $12,822                   $11,040
  5/31/94            $13,119                  $13,367                      $12,866                   $11,048
  6/30/94            $13,010                  $13,286                      $12,863                   $11,085
  7/31/94            $13,221                  $13,494                      $13,034                   $11,115
  8/31/94            $13,254                  $13,552                      $13,120                   $11,160
  9/30/94            $12,990                  $13,363                      $13,023                   $11,190
 10/31/94            $12,724                  $13,170                      $12,918                   $11,198
 11/30/94            $12,485                  $12,963                      $12,734                   $11,212
 12/31/94            $12,845                  $13,193                      $12,929                   $11,212
  1/31/95            $13,236                  $13,506                      $13,121                   $11,257
  2/28/95            $13,682                  $13,862                      $13,436                   $11,302
  3/31/95            $13,782                  $14,049                      $13,530                   $11,339
  4/30/95            $13,735                  $14,059                      $13,601                   $11,377
  5/31/95            $14,267                  $14,478                      $13,913                   $11,400
  6/30/95            $14,070                  $14,380                      $13,949                   $11,422
  7/31/95            $14,212                  $14,546                      $14,098                   $11,422
  8/31/95            $14,343                  $14,731                      $14,192                   $11,452
  9/30/95            $14,404                  $14,825                      $14,191                   $11,475
 10/31/95            $14,686                  $14,994                      $14,281                   $11,513
 11/30/95            $14,942                  $15,206                      $14,438                   $11,505
 12/31/95            $15,129                  $15,326                      $14,525                   $11,497
  1/31/96            $15,234                  $15,475                      $14,690                   $11,565
  2/29/96            $15,073                  $15,403                      $14,636                   $11,602
  3/31/96            $14,785                  $15,232                      $14,492                   $11,662
  4/30/96            $14,722                  $15,179                      $14,499                   $11,707
  5/31/96            $14,673                  $15,155                      $14,497                   $11,730
  6/30/96            $14,852                  $15,308                      $14,557                   $11,737
  7/31/96            $15,032                  $15,453                      $14,690                   $11,759
  8/31/96            $14,966                  $15,452                      $14,686                   $11,781
  9/30/96            $15,176                  $15,642                      $14,822                   $11,819
 10/31/96            $15,372                  $15,825                      $14,937                   $11,857
 11/30/96            $15,641                  $16,119                      $15,121                   $11,879
 12/31/96            $15,540                  $16,055                      $15,085                   $11,879
  1/31/97            $15,540                  $16,098                      $15,140                   $11,917
  2/28/97            $15,651                  $16,245                      $15,259                   $11,954
  3/31/97            $15,435                  $16,035                      $15,092                   $11,984
  4/30/97            $15,562                  $16,160                      $15,143                   $12,000
  5/31/97            $15,794                  $16,401                      $15,357                   $11,993
  6/30/97            $15,967                  $16,578                      $15,460                   $12,007
  7/31/97            $16,443                  $17,007                      $15,722                   $12,021
  8/31/97            $16,208                  $16,856                      $15,648                   $12,044
  9/30/97            $16,429                  $17,048                      $15,781                   $12,074
 10/31/97            $16,513                  $17,142                      $15,844                   $12,104
 11/30/97            $16,583                  $17,222                      $15,879                   $12,097
 12/31/97            $16,845                  $17,467                      $16,016                   $12,083
  1/31/98            $17,016                  $17,647                      $16,156                   $12,106
  2/28/98            $16,977                  $17,661                      $16,200                   $12,129
  3/31/98            $16,985                  $17,677                      $16,196                   $12,152
  4/30/98            $16,883                  $17,583                      $16,146                   $12,174
  5/31/98            $17,191                  $17,873                      $16,348                   $12,195
  6/30/98            $17,231                  $17,938                      $16,405                   $12,210
  7/31/98            $17,254                  $17,981                      $16,467                   $12,225
  8/31/98            $17,566                  $18,265                      $16,644                   $12,239
  9/30/98            $17,783                  $18,510                      $16,781                   $12,254
 10/31/98            $17,759                  $18,513                      $16,844                   $12,284
 11/30/98            $17,799                  $18,574                      $16,896                   $12,284
 12/31/98            $17,864                  $18,634                      $16,925                   $12,276
  1/31/99            $18,077                  $18,878                      $17,107                   $12,306
  2/28/99            $17,954                  $18,782                      $17,108                   $12,320
  3/31/99            $17,929                  $18,789                      $17,105                   $12,357
  4/30/99            $17,987                  $18,842                      $17,155                   $12,448
  5/31/99            $17,805                  $18,736                      $17,093                   $12,448
  6/30/99            $17,522                  $18,461                      $16,944                   $12,448
  7/31/99            $17,589                  $18,535                      $17,045                   $12,485
  8/31/99            $17,404                  $18,425                      $17,046                   $12,515
  9/30/99            $17,320                  $18,442                      $17,101                   $12,575
 10/31/99            $17,118                  $18,281                      $17,083                   $12,598
 11/30/99            $17,338                  $18,468                      $17,167                   $12,605
 12/31/99            $17,185                  $18,352                      $17,120                   $12,605
  1/31/00            $17,065                  $18,284                      $17,143                   $12,643
  2/29/00            $17,340                  $18,467                      $17,211                   $12,718
  3/31/00            $17,771                  $18,838                      $17,359                   $12,822
  4/30/00            $17,598                  $18,742                      $17,348                   $12,830
  5/31/00            $17,477                  $18,642                      $17,349                   $12,845
  6/30/00            $17,982                  $19,121                      $17,599                   $12,912
  7/31/00            $18,245                  $19,374                      $17,756                   $12,941
  8/31/00            $18,491                  $19,651                      $17,913                   $12,941
  9/30/00            $18,332                  $19,551                      $17,897                   $13,009
 10/31/00            $18,563                  $19,756                      $18,008                   $13,031
 11/30/00            $18,740                  $19,894                      $18,100                   $13,039
 12/31/00            $19,294                  $20,364                      $18,353                   $13,031
  1/31/01            $19,384                  $20,586                      $18,612                   $13,113
  2/28/01            $19,455                  $20,647                      $18,681                   $13,165
  3/31/01            $19,600                  $20,829                      $18,815                   $13,196
  4/30/01            $19,310                  $20,613                      $18,728                   $13,248

---------------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE                               AVERAGE ANNUAL
                                                                 TOTAL RETURNS                                TOTAL RETURNS

   Periods ended           6 Months    1 Year  5 Years   10 Years        Since     1 Year   5 Years   10 Years        Since
   April 30, 2001                                                  Inception 4                                  Inception 4
---------------------------------------------------------------------------------------------------------------------------
 Managed Municipal Fund
   Class A Shares              4.03%     9.73%    31.16%    80.99%      93.10%      9.73%    5.57%      6.11%         6.30%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers General
   Obligation Index 2          4.34%    10.00%    35.80%   116.09%     106.14% 5   10.00%    6.31%      8.01%         7.07% 5
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Prerefunded
   Municipal Bond Index 2      4.00%     7.95%    29.14%      --        77.28% 5    7.95%    5.25%       --           6.16% 5
---------------------------------------------------------------------------------------------------------------------------
 Consumer Price Index 3        1.67%     3.27%    13.18%    30.84%      32.51% 5    3.27%    2.51%      2.72%         2.72% 5
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the
  Fund's income and capital gains may be subject to state and local taxes.
2 The Lehman Brothers General Obligation Index is an unmanaged index that reflects general municipal market performance.
  TheLehman Brothers Prerefunded Municipal Bond Index is a better indicator of the Fund's performance due to its higher quality characteristics.
3 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 October 23, 1990.
5 The Since Inception benchmark returns are for the periods beginning October 31, 1990.
---------------------------------------------------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return, according to a standardized formula for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the maximum 4.50% initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

These figures assume the reinvestment of dividend and capital gain distributions.Returns would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.

-------------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURNS 1

   Periods Ended                             1 Year   5 Years   10 Years        Since
   April 30, 2001                                                         Inception 2
-------------------------------------------------------------------------------------
   Managed Municipal Fund--Class A Shares     4.79%     4.61%      5.62%        5.99%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT AN INDICATOR OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 October 23, 1990.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                               RATING*               PAR                   MARKET
 ISSUER                                                  (MOODY'S/S&P)             (000)                    VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--93.35%
GENERAL OBLIGATIONS--67.37%
   Arlington County, VA
     5.00%, 10/1/14 .....................................      Aaa/AAA            $2,000              $ 2,026,920
   Arlington, TX, School District
     5.75%, 2/15/21 .....................................       Aaa/NR             1,465                1,486,242
   Cary, NC
     5.00%, 3/1/18 ......................................      Aaa,AAA             2,000                1,957,980
   Charlotte, NC
     5.30%, 4/1/12 ......................................      Aaa/AAA             1,120                1,165,461
     5.00%, 2/1/19 ......................................      Aaa/AAA             2,300                2,239,625
   Chesterfield County VA
     5.625%, 1/15/14 ....................................      Aaa/AAA             1,350                1,433,335
   Delaware State, Series A
     5.125%, 4/1/16 .....................................      Aaa/AAA             2,150                2,158,815
     5.50%, 4/1/19 ......................................      Aaa/AAA             2,500                2,565,425
   Dupage County, IL, Jail Project
     5.60%, 1/1/21 ......................................      Aaa/AAA             1,600                1,666,048
   Florida Board of Education
     6.125%, 6/1/12 .....................................      Aa2/AA+             2,250                2,320,200
   Franklin County, OH
     5.45%, 12/1/09 .....................................      Aaa/AAA             1,500                1,563,435
   Georgia State, Series D
     5.00%, 10/1/17 .....................................     Aaa, AAA             1,850                1,835,607
   Guilford County, North Carolina
     5.25%, 10/1/16 .....................................     Aa1, AAA             3,000                3,060,390
   King County, WA
     5.20%, 12/1/15 .....................................      Aa1/AA+             2,500                2,515,950
     5.00%, 12/1/17 .....................................      Aa1/AA+             2,565                2,497,207
   Metropolitan Government Nashville &
     Davidson County, TN, Series A
     5.125%, 11/15/19 ...................................       Aa2/AA             2,000                1,949,740
   Minneapolis, MN Ref, Series B
     5.20%, 3/1/13 ......................................      Aaa/AAA             3,200                3,257,120
   Minnesota State
     5.00%, 11/1/14 .....................................      Aaa/AAA             2,500                2,517,925
     5.50%, 6/1/18 ......................................      Aaa/AAA             2,000                2,058,960
   Missouri State, Series A
     5.00%, 6/1/23 ......................................      Aaa/AAA             2,000                1,928,400
   North Carolina Public Improvement, Series A
     5.10%, 9/1/17 ......................................      Aaa/AAA             3,000                3,000,450
   North Carolina Public School Building
     4.60%, 4/1/17 ......................................      Aaa/AAA             5,000                4,644,900
   Ohio State
     5.25%, 2/1/18 ......................................     Aa1, AA+             2,000                2,008,180
   Portland, OR, Metro Regional Government Utility
     5.25%, 9/1/07 ......................................      Aa2/AA+             1,500                1,561,755
   Salt Lake County, UT
     5.25%, 12/15/10 ....................................      Aaa/AAA             2,000                2,063,580
   South Carolina Capital Improvement
     5.65%, 7/1/21 ......................................      Aaa/AAA             1,260                1,296,200

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                               RATING*               PAR                   MARKET
 ISSUER                                                  (MOODY'S/S&P)             (000)                    VALUE
-----------------------------------------------------------------------------------------------------------------
   South Carolina State, State Institutional, Series A
     5.30%, 3/1/17 ......................................     Aaa, AAA            $1,700              $ 1,729,852
   Virginia State
     5.25%, 6/1/16 ......................................      Aaa/AAA             1,320                1,342,546
   Washington State, Series A
     5.60%, 7/1/10 ......................................      Aa1/AA+             1,500                1,566,810
   Washington State, Series E
     5.00%, 7/1/22 ......................................      Aa1/AA+             2,000                1,880,440
   Wisconsin State, Series C
     5.55%, 5/1/21 ......................................      Aa2, AA             2,700                2,737,800
                                                                                                      -----------
                                                                                                       66,037,298
                                                                                                      -----------
OTHER REVENUE--5.66%
   Charlotte NC,  Water & Sewer System Revenue
     5.25%, 6/1/24 ......................................      Aa1/AAA             1,600                1,580,944
   Gwinnett County, GA, Water & Sewer Authority
     5.30%, 8/1/20 ......................................     Aaa, AAA             1,250                1,257,163
   Texas Water Development Board Revenue
     4.75%, 7/15/20 .....................................      Aaa/AAA             3,000                2,707,920
                                                                                                      -----------
                                                                                                        5,546,027
                                                                                                      -----------
PREREFUNDED ISSUES--15.58%
   Arlington, TX, School District
     5.75%, 2/15/21 .....................................       Aaa/NR             3,535                3,773,471
   Chicago, IL, Metropolitan Water Reclamation
     District-Greater Chicago
     6.30%, 12/1/09 .....................................      Aa1/AA+             1,000                1,101,620
   Dallas, TX
     5.00%, 2/15/10 .....................................      Aaa/AAA             1,750                1,822,152
   Florida Transportation
     5.80%, 7/1/18 ......................................      Aa2/AAA             2,000                2,170,680
   Indianapolis, IN, Public Improvement Board Revenue
     6.00%, 1/10/18 .....................................      Aaa/AAA             1,500                1,560,990
   Tennessee State
     5.50%, 3/1/09 ......................................      Aa1/AA+             1,535                1,623,877
     5.55%, 3/1/10 ......................................      Aa1/AA+             1,000                1,059,670
   Texas State
     6.00%, 10/1/14 .....................................       Aa1/AA             2,000                2,155,740
                                                                                                      -----------
                                                                                                       15,268,200
                                                                                                      -----------
TRANSPORTATION REVENUE--4.74%
   Kansas Transportation
     5.40%, 3/1/09 ......................................      Aa2/AA+             4,500                4,652,145
                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (Cost $89,282,224) ..............................................................................  $91,503,670
                                                                                                      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
 ISSUER                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.52%
   Goldman Sachs & Co., dated 4/30/01, 4.45%, principal and interest in the amount of $5,414,669 due 5/1/01, collateralized by U.S. Treasury Note, par value of $5,400,000, coupon rate 6.375%, due 4/30/02 with a market value of $5,522,342 (Cost $5,414,000) ............................... $  5,414,000
                                                                                                     ------------
TOTAL INVESTMENTS--98.87%
   (Cost $94,696,224) ..............................................................................   96,917,670

OTHER ASSETS IN EXCESS OF LIABILITIES--1.13% .......................................................    1,103,056
                                                                                                      -----------
NET ASSETS--100.00% ................................................................................  $98,020,726
                                                                                                      ===========

-----------------------------------------------------------------------------------------------------------------

*The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 2001.
Moody's Municipal Bond Ratings:
Aaa -- Judged to be of the best quality.
Aa  -- Judged to be of high quality by all standards. Issues are always rated with a 1, 2 or 3, which denote a high, medium, or low ranking within the rating.
NR  -- Not rated.
S&P Municipal Bond Ratings:
AAA -- Of the highest quality.
AA  -- The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
NR  -- Not rated.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  APRIL 30, 2001

ASSETS
   Investments, at value (cost $94,696,224) .................       $96,917,670
   Cash .....................................................             1,209
   Receivable for capital shares sold .......................            58,850
   Interest receivable ......................................         1,280,106
   Prepaid expenses and other ...............................            15,096
                                                                    -----------
 Total assets ...............................................        98,272,931
                                                                    -----------
LIABILITIES
   Payable for capital shares redeemed ......................           124,008
   Accounting fees payable ..................................             4,504
   Administration fees payable ..............................             7,786
   Advisory fees payable ....................................            32,551
   Custody fees payable .....................................             9,822
   Dividend payable .........................................             2,114
   Accrued expenses and other ...............................            71,420
                                                                    -----------
 Total liabilities ..........................................           252,205
                                                                    -----------
 NET ASSETS .................................................       $98,020,726
                                                                    -----------
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................        95,599,097
   Distributions in excess of income ........................          (107,339)
   Accumulated net realized gain from investment transactions           307,522
   Net unrealized appreciation on investments ...............         2,221,446
                                                                    -----------
 NET ASSETS .................................................       $98,020,726
                                                                    -----------
NET ASSET VALUE PER SHARE
   Class A Shares 1 .........................................       $     10.65
                                                                    ===========
   ISI Shares 2 .............................................       $     10.65
                                                                    ===========

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $31,500,828 and 2,957,551 shares outstanding). Maximum offering price per share was $11.15 ($10.65 (DIVIDE) 0.955).
2 Net asset value and redemption price per share (based on net assets of $66,519,898 and 6,245,406 shares outstanding). Maximum offering price per share was $11.15 ($10.65 (DIVIDE) 0.9555).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                FOR THE SIX MONTHS ENDED
                                                                          APRIL 30, 2001

INVESTMENT INCOME
   Interest ............................................................      $2,581,731
                                                                              ----------
EXPENSES
   Investment advisory fees ............................................         198,821
   Distribution fees:
     Class A Shares ....................................................          41,641
     ISI Shares ........................................................          82,640
   Administration fees .................................................          48,738
   Professional fees ...................................................          30,088
   Accounting fees .....................................................          27,273
   Transfer agent fees .................................................          24,909
   Printing and shareholder reports ....................................          18,275
   Registration fees ...................................................          15,821
   Custody fee .........................................................          10,784
   Director's fees .....................................................           2,882
   Miscellaneous .......................................................             154
                                                                              ----------
Total expenses .........................................................         502,026
                                                                              ----------
Less: fee waivers and/or expense reimbursements ........................         (46,252)
Net expenses ...........................................................         455,774
                                                                              ----------
NET INVESTMENT INCOME ..................................................       2,125,957
                                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ......................         307,522
   Net change in unrealized appreciation/depreciation on investments ...       1,535,885
                                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ........................       1,843,407
                                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................      $3,969,364
                                                                              ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX                   FOR THE
                                                                           MONTHS ENDED                YEAR ENDED
                                                                       APRIL 30, 2001 1          OCTOBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ................................................. $  2,125,957              $  4,542,601
   Net realized gain on investment transactions ..........................      307,522                    67,399
   Net change in unrealized appreciation/depreciation
     on investments ......................................................    1,535,885                 3,311,467
                                                                           ------------              ------------
Net increase in net assets from operations ...............................    3,969,364                 7,921,467
                                                                           ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized short-term gains:
     Class A Shares ......................................................     (741,686)               (1,530,863)
     ISI Shares ..........................................................   (1,489,605)               (3,126,335)
                                                                           ------------              ------------
Total distributions ......................................................   (2,231,291)               (4,657,198)
                                                                           ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ..........................................   17,359,473                 4,455,442
   Dividend reinvestments ................................................    1,546,951                 2,378,853
   Cost of shares redeemed ...............................................  (20,489,986)              (16,990,749)
                                                                           ------------              ------------
Net decrease in net assets from capital share transactions ...............   (1,583,562)              (10,156,454)
                                                                           ------------              ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................      154,511                (6,892,185)
NET ASSETS
   Beginning of period ...................................................   97,866,215               104,758,400
                                                                           ------------              ------------
   End of period, including distributions in excess of net
     investment income of $(107,339) and $(2,005),
     respectively ........................................................ $ 98,020,726              $ 97,866,215
                                                                           ============              ============

-----------------------------------------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                FOR THE SIX
                                              MONTHS ENDED
                                                 APRIL 30,                          FOR THE YEARS ENDED OCTOBER 31,
                                                    2001 1         2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............  $10.47       $10.12     $11.01     $10.79     $10.58     $10.65
                                                    ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................    0.23         0.47       0.45       0.46       0.52       0.48
   Net realized and unrealized gain
     (loss) on investments .......................    0.19         0.36      (0.83)      0.33       0.24         --
                                                    ------       ------     ------     ------     ------     ------
Total from investment operations .................    0.42         0.83      (0.38)      0.79       0.76       0.48
                                                    ------       ------     ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income and net realized
     short-term gains ............................   (0.24)       (0.48)     (0.47)     (0.54)     (0.52)     (0.54)
   Distributions from net realized
     long-term gains .............................      --           --      (0.04)     (0.03)     (0.03)     (0.01)
                                                    ------       ------     ------     ------     ------     ------
Total distributions ..............................   (0.24)       (0.48)     (0.51)     (0.57)     (0.55)     (0.55)
                                                    ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD ...................  $10.65       $10.47     $10.12     $11.01     $10.79     $10.58
                                                    ======       ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN 2 ........................    4.03%        8.44%     (3.61)%     7.51%      7.43%      4.67%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)
     Class A Shares .............................. $31,501      $32,633    $34,150    $37,212    $38,390    $41,193
     ISI Shares .................................. $66,520      $65,233    $70,609    $80,749    $79,003    $84,712
   Ratios to average net assets:
     Net investment income .......................    4.28%3       4.60%     4.23%       4.24%      4.46%      4.48%
     Expenses after waivers and/or
        reimbursements ...........................    0.92%3,4     0.90%     0.90%       0.90%      0.90%      0.90%
     Expenses before waivers and/or
        reimbursements ...........................    1.02%3       1.01%     1.10%       1.13%      1.10%      1.13%
   Portfolio turnover rate .......................       8%          22%        8%         18%        26%        32%

--------------------------------------------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charge.
3 Annualized.
4 Beginning on March 1, 2001, the expense cap was increased from 90 basis points to 95 basis points.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
Managed Municipal Fund (the 'Fund'), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

The Fund consists of two share classes: Deutsche Asset Management Managed Municipal Fund--Class A Shares ('Class A Shares'), which began operations October 23, 1990 and ISI Managed Municipal Fund Shares ('ISI Shares'), which began operations February 26, 1990. Prior to April 9, 2001, the Class A Shares were known as Flag Investors Managed Municipal Fund
Class A Shares.

The Class A Shares have a 4.50% maximum front-end sales charge and ISI Shares have a 4.45% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

B. VALUATION OF SECURITIES
Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. When a market quotation is unavailable or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At April 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts on investments. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities. Management expects that there will be no impact to the Fund as a result of the adoption of these principles to the Fund's financial statements.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES
International Strategy & Investment Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%.

ISI has contractually agreed to waive its fees through February 28, 2002, to the extent necessary, so that the Fund's annual expenses do not exceed 0.95% of its average daily net assets. Prior to March 1, 2001, ISI had contractually agreed to waive its fees, to the extent necessary, so that the Fund's annual operating expenses did not exceed 0.90% of its average daily net assets.

Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based upon the Fund's average daily net assets.

ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ISI or ICCC. These persons are not paid by the Fund for serving in these capacities.

ISI Group, Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the six months ended April 30, 2001, ISI Group's fees were $82,640 of which $13,718 was payable as of April 30, 2001.

ICC Distributors, Inc. ('ICC Distributors') provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the six months ended April 30, 2001, ICC Distributors' fees were $41,641 of which $6,627 was payable as of April 30, 2001.

--------------------------------------------------------------------------------

Managed Municipal Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI Shares, 15 million Class A Shares, 2.5 million Class B Shares, 15 million Class C Shares, 0.5 million Class D Shares and 2 million undesignated). Transactions in capital shares were as follows:

                                                               Class A Shares
                      -------------------------------------------------------
                        For the Six Months Ended           For the Year Ended
                                April 30, 2001 1             October 31, 2000
                      --------------------------   --------------------------
                          Shares          Amount       Shares          Amount
                      ----------    ------------     --------     -----------
Sold                   1,412,825    $ 15,245,389      279,723     $ 2,841,304
Reinvested                82,426         885,492       92,271         939,828
Redeemed              (1,653,195)    (17,902,415)    (630,393)     (6,402,551)
                      ----------    ------------     --------     -----------
Net decrease            (157,944)   $ (1,771,534)    (258,399)    $(2,621,419)
                      ==========    ============     ========     ===========

                                                                    ISI Shares
                        ------------------------------------------------------
                        For the Six Months Ended            For the Year Ended
                                April 30, 2001 1              October 31, 2000
                        ------------------------   ---------------------------
                          Shares          Amount       Shares           Amount
                        --------     -----------   ----------     ------------
Sold                     196,381     $ 2,114,084      157,850     $  1,614,138
Reinvested                61,919         661,459      141,374        1,439,025
Redeemed                (240,952)     (2,587,571)  (1,045,613)     (10,588,198)
                        --------     -----------   ----------     ------------
Net increase
  (decrease)              17,348     $   187,972     (746,389)    $ (7,535,035)
                        ========     ===========   ==========     ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
Excluding short-term obligations, purchases of investment securities aggregated $7,072,498 and sales of investment securities aggregated $12,501,482 for the six months ended April 30, 2001.

On April 30, 2001, aggregate net unrealized depreciation over tax cost for portfolio securities was $2,221,446, of which $2,925,880 related to appreciated securities and $704,434 related to depreciated securities.

NOTE 5--SUBSEQUENT EVENT
On May 7, 2001, Deutsche Asset Management changed the name of its 'Flag Investors' family of mutual funds to 'Deutsche Asset Management.' This change will not affect the name of the Fund, but will result in modifications to the presentation of the periodic reports for certain of the Fund's classes of shares.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Managed Municipal Fund--Class A Shares                         CUSIP #055924864
                                                               BDMMSA (6/01)

Distributed by:
ICC Distributors, Inc.